                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-4133

                  RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 9/30

Date of reporting period: 3/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
STRATEGIC ALLOCATION FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
MARCH 31, 2009


RIVERSOURCE STRATEGIC ALLOCATION FUND SEEKS TO
PROVIDE SHAREHOLDERS MAXIMUM TOTAL RETURN THROUGH A
COMBINATION OF GROWTH OF CAPITAL AND CURRENT INCOME.

                                                (ADVICE-BUILT(R) SOLUTIONS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    9

Portfolio of Investments...........   11

Statement of Assets and
  Liabilities......................   35

Statement of Operations............   37

Statements of Changes in Net
  Assets...........................   39

Financial Highlights...............   41

Notes to Financial Statements......   49

Proxy Voting.......................   67




--------------------------------------------------------------------------------
              RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Strategic Allocation Fund (the Fund) Class A shares declined
  21.16% (excluding sales charge) for the six months ended March 31, 2009.

> The Fund outperformed the 30.54% decrease of the broad-based S&P 500 Index, and the 30.99% decrease in the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index and underperformed the 4.70% increase of the Barclays Capital U.S. Aggregate Bond Index (Barclays Index), formerly known as Lehman Brothers U.S. Aggregate Bond Index, an unmanaged index representing U.S. taxable investment-grade bonds, during the same period.

> The Blended Index which is composed of 45% S&P 500, 15% MSCI EAFE and 40%
  Barclays Index declined 17.59% during the same time period.

> The Fund also underperformed the Lipper Flexible Portfolio Funds Index, representing the Fund's peer group, which fell 21.14% for the same period.


--------------------------------------------------------------------------------
2  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2009)
--------------------------------------------------------------------------------


                          6 months*   1 year  3 years  5 years  10 years
------------------------------------------------------------------------
RiverSource Strategic
  Allocation Fund
  Class A (excluding
  sales charge)            -21.16%   -29.77%   -9.25%   -1.38%   +0.11%
------------------------------------------------------------------------
S&P 500 Index(1)
  (unmanaged)              -30.54%   -38.09%  -13.06%   -4.76%   -3.00%
------------------------------------------------------------------------
Barclays Capital U.S.
  Aggregate Bond
  Index(2) (unmanaged)      +4.70%    +3.13%   +5.78%   +4.13%   +5.70%
------------------------------------------------------------------------
MSCI EAFE Index(3)         -30.99%   -46.20%  -14.07%   -1.75%   -0.47%
------------------------------------------------------------------------
Blended Index(4)
  (unmanaged)              -17.59%   -24.86%   -5.70%   -0.52%   +1.16%
------------------------------------------------------------------------
Lipper Flexible
  Portfolio Funds
  Index(5)                 -21.14%   -29.76%   -7.62%   -1.30%   +0.03%
------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The

--------------------------------------------------------------------------------
              RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

    index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.
(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices.
(4) The Blended Index consists of 45% S&P 500 Index, 40% Barclays Capital U.S. Aggregate Bond Index and 15% MSCI EAFE Index. The Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index are shown in the table because they are separate components of the Blended Index.
(5) The Lipper Flexible Portfolio Funds Index includes the 30 largest flexible portfolio funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

Investments in small-capitalization companies involve greater risks and volatility than investments in larger, more established companies.

There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. In general, bond prices rise when interest rates fall and vice versa. This effect is more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, have more volatile prices and carry more risk to principal and income than investment grade securities.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.


--------------------------------------------------------------------------------
4  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MARCH 31, 2009
                                                                             SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  1/23/85)                 -21.16%   -29.77%   -9.25%   -1.38%   +0.11%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                 -21.43%   -30.30%   -9.92%   -2.15%   -0.66%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 -21.52%   -30.30%   -9.90%   -2.12%     N/A       -1.77%
-------------------------------------------------------------------------------------
Class I (inception
  12/11/06)                -21.00%   -29.46%     N/A      N/A      N/A      -14.66%
-------------------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                -21.23%   -29.83%     N/A      N/A      N/A      -15.15%
-------------------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                -21.13%   -29.65%     N/A      N/A      N/A      -14.94%
-------------------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                 -21.05%   -29.54%   -9.03%   -1.18%   +0.30%        N/A
-------------------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                -21.01%   -29.49%     N/A      N/A      N/A      -14.71%
-------------------------------------------------------------------------------------

With sales charge
Class A (inception
  1/23/85)                 -25.73%   -33.81%  -11.01%   -2.55%   -0.40%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                 -25.19%   -33.61%  -10.99%   -2.49%   -0.66%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 -22.27%   -30.96%   -9.90%   -2.12%     N/A       -1.77%
-------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
              RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
           X              LARGE
           X              MEDIUM   SIZE
           X              SMALL




        DURATION
SHORT    INT.     LONG
           X              HIGH
           X              MEDIUM   QUALITY
           X              LOW



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.


The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO*
(as of the current prospectus)
--------------------------------------------------------------------------------

                                       Net fund and
                    Total      Net    acquired fund
                    fund      fund       fees and
                  expenses  expenses   expenses(a)
---------------------------------------------------
Class A             1.02%     1.02%       1.04%
---------------------------------------------------
---------------------------------------------------
Class B             1.78%     1.78%       1.80%
---------------------------------------------------
Class C             1.77%     1.77%       1.79%
---------------------------------------------------
Class I             0.63%     0.63%       0.65%
---------------------------------------------------
Class R2            1.45%     1.45%       1.47%
---------------------------------------------------
Class R3            1.20%     1.20%       1.22%
---------------------------------------------------
Class R4            0.93%     0.90%(b)    0.92%
---------------------------------------------------
Class R5            0.70%     0.70%       0.72%
---------------------------------------------------



(a) In addition to the Fund's total annual operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of acquired funds in which the Fund invests. The Fund's "acquired fund fees and expenses," based on its investment in the acquired funds, was 0.02% for the year ended Sept. 30, 2008.
(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Sept. 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.06% during the fiscal year ended Sept. 30, 2008), will not exceed 0.96% for Class R4.

*Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.


--------------------------------------------------------------------------------
6  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

ASSET ALLOCATION & SECTOR DIVERSIFICATION(1)
(at March 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

STOCKS                                     61.5%
------------------------------------------------
Consumer Discretionary                      8.5%
------------------------------------------------
Consumer Staples                            8.2%
------------------------------------------------
Energy                                      8.5%
------------------------------------------------
Financials                                  8.9%
------------------------------------------------
Health Care                                10.6%
------------------------------------------------
Industrials                                 5.3%
------------------------------------------------
Information Technology                      7.7%
------------------------------------------------
Materials                                   1.9%
------------------------------------------------
Telecommunication Services                  0.7%
------------------------------------------------
Utilities                                   1.2%
------------------------------------------------


BONDS                                      35.8%
------------------------------------------------
Asset-Backed                                0.2%
------------------------------------------------
Commercial Mortgage-Backed                  2.0%
------------------------------------------------
Consumer Discretionary                      0.5%
------------------------------------------------
Consumer Staples                            0.4%
------------------------------------------------
Energy                                      0.4%
------------------------------------------------
Financials                                  0.2%
------------------------------------------------
Foreign Government                          0.5%
------------------------------------------------
Industrials                                 0.4%
------------------------------------------------
Mortgage-Backed                            10.3%
------------------------------------------------
Telecommunication                           1.8%
------------------------------------------------
U.S. Government Obligations & Agencies     17.4%
------------------------------------------------
Utilities                                   1.7%
------------------------------------------------


OTHER(2)                                    2.7%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding investments of Cash Collateral for Securities on Loan) as of March 31, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
              RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  7

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

TOP TEN HOLDINGS (at March 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Chevron                                     2.5%
------------------------------------------------
Wal-Mart Stores                             2.5%
------------------------------------------------
Johnson & Johnson                           2.2%
------------------------------------------------
Pfizer                                      2.2%
------------------------------------------------
Home Depot                                  1.4%
------------------------------------------------
Procter & Gamble                            1.2%
------------------------------------------------
IBM                                         1.1%
------------------------------------------------
Intel                                       1.0%
------------------------------------------------
PepsiCo                                     0.8%
------------------------------------------------
McDonald's                                  0.8%
------------------------------------------------


Excludes U.S. Treasury and U.S. Government Agency holdings.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
8  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
              RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 OCT. 1, 2008  MARCH 31, 2009  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  788.40        $4.99          1.12%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.35        $5.64          1.12%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  785.70        $8.37          1.88%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.56        $9.45          1.88%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  784.80        $8.32          1.87%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.61        $9.40          1.87%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  790.00        $3.08           .69%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.49        $3.48           .69%
-------------------------------------------------------------------------------------------

Class R2
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  787.70        $6.46          1.45%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.70        $7.29          1.45%
-------------------------------------------------------------------------------------------

Class R3
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  788.70        $5.35          1.20%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.95        $6.04          1.20%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  789.50        $4.10           .92%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.34        $4.63           .92%
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  789.90        $3.17           .71%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.39        $3.58           .71%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended March 31, 2009: -21.16% for Class A, -21.43% for Class B, -21.52% for Class C, -21.00% for Class I, -21.23% for Class R2, -21.13% for Class R3, -21.05% for Class R4 and -21.01%
    for Class R5.


--------------------------------------------------------------------------------
10  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (62.7%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.5%)
AeroVironment                                            7,240(b,p)          $151,316
American Science & Engineering                           3,320                185,256
Boeing                                                  51,197              1,821,589
Ceradyne                                                38,603(b,p)           699,872
General Dynamics                                        57,221              2,379,822
United Technologies                                     18,515                795,775
                                                                      ---------------
Total                                                                       6,033,630
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.2%)
CH Robinson Worldwide                                   25,192(p)           1,149,007
FedEx                                                   21,603                961,117
Hub Group Cl A                                           8,847(b)             150,399
Pacer Intl                                              43,047                150,665
                                                                      ---------------
Total                                                                       2,411,188
-------------------------------------------------------------------------------------

AIRLINES (0.3%)
Air France-KLM                                          18,648(c)             165,820
Alaska Air Group                                        28,447(b)             499,814
Allegiant Travel                                         7,850(b,p)           356,861
AMR                                                     26,112(b,p)            83,297
Continental Airlines Cl B                               12,048(b,p)           106,143
Delta Air Lines                                         55,845(b)             314,407
Deutsche Lufthansa                                      12,414(c,p)           135,157
Hawaiian Holdings                                       67,455(b,p)           251,607
JetBlue Airways                                         33,563(b)             122,505
Qantas Airways                                         116,456(c)             140,713
Singapore Airlines                                      29,533(c)             194,799
SkyWest                                                 47,259                587,902
Southwest Airlines                                     134,039                848,468
                                                                      ---------------
Total                                                                       3,807,493
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Aisin Seiki                                              2,300(c,p)            36,915
Autoliv                                                 13,913(c,p)           258,364
Bridgestone                                             11,200(c)             162,449
Cooper Tire & Rubber                                    80,206(p)             324,033
DENSO                                                   13,800(c,p)           279,036
Exide Technologies                                      31,398(b,p)            94,194
Fuel Systems Solutions                                   6,840(b,p)            92,203
Goodyear Tire & Rubber                                  30,735(b,p)           192,401
Michelin Series B                                        1,676(c,p)            62,124
Valeo                                                    8,454(c)             123,606
                                                                      ---------------
Total                                                                       1,625,325
-------------------------------------------------------------------------------------

AUTOMOBILES (0.6%)
BMW                                                     14,410(c,p)           413,971
BMW                                                      3,134(c)              54,233
Ford Motor                                             470,218(b,p)         1,236,673
Fuji Heavy Inds                                         23,000(c)              76,567
General Motors                                          93,505(p)             181,400
Harley-Davidson                                         51,703(p)             692,303
Honda Motor                                             73,800(c)           1,757,265
Nissan Motor                                            54,900(c,p)           198,472
Peugeot                                                  6,337(c,p)           119,851
Renault                                                  8,689(c)             178,677
Toyota Motor                                            56,300(c)           1,788,712
Volkswagen                                               1,029(c)              59,093
Yamaha Motor                                            13,700(c,p)           122,942
                                                                      ---------------
Total                                                                       6,880,159
-------------------------------------------------------------------------------------

BEVERAGES (1.6%)
Brown-Forman Cl B                                       10,954                425,344
Coca-Cola                                              166,039              7,297,414
Coca-Cola Enterprises                                    3,362                 44,345
Foster's Group                                          55,944(c)             196,746
PepsiCo                                                202,125             10,405,395
                                                                      ---------------
Total                                                                      18,369,244
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.4%)
Amgen                                                  177,228(b)           8,776,330
Cephalon                                                25,489(b,p)         1,735,801
CSL                                                     21,237(c)             479,882
CV Therapeutics                                         26,527(b)             527,357
Emergent BioSolutions                                   11,182(b,p)           151,069
Gilead Sciences                                         50,550(b)           2,341,476
Isis Pharmaceuticals                                    13,059(b)             196,016
Myriad Genetics                                         32,156(b)           1,462,133
NPS Pharmaceuticals                                     35,804(b)             150,377


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
BIOTECHNOLOGY (CONT.)
Onyx Pharmaceuticals                                     4,047(b)            $115,542
Vertex Pharmaceuticals                                   7,022(b,p)           201,742
                                                                      ---------------
Total                                                                      16,137,725
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
American Woodmark                                       12,827                225,242
Apogee Enterprises                                      24,299(p)             266,803
Compagnie de Saint-Gobain                                4,036(c)             113,093
Insteel Inds                                            30,210(p)             210,262
Masco                                                   86,579(p)             604,321
Trex                                                     9,535(b,p)            72,752
                                                                      ---------------
Total                                                                       1,492,473
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.2%)
3i Group                                                33,116(c)             128,974
Broadpoint Securities Group                              6,890(b,p)            22,737
Deutsche Bank                                           24,435(c,p)           998,870
Goldman Sachs Group                                     22,951              2,433,265
Greenhill & Co                                           2,507                185,142
Knight Capital Group Cl A                               11,734(b)             172,959
Morgan Stanley                                         305,575(p)           6,957,942
State Street                                            47,460(p)           1,460,819
Stifel Financial                                        11,355(b,p)           491,785
SWS Group                                               37,560(p)             583,307
T Rowe Price Group                                       2,293(p)              66,176
UBS                                                      8,757(b,c)            82,150
                                                                      ---------------
Total                                                                      13,584,126
-------------------------------------------------------------------------------------

CHEMICALS (0.8%)
Balchem                                                  8,223                206,644
BASF                                                     9,718(c,p)           296,030
CF Inds Holdings                                         9,433                670,969
Dow Chemical                                           396,203              3,339,991
Eastman Chemical                                         3,419(p)              91,629
Ecolab                                                  24,805                861,478
FMC                                                      2,315                 99,869
Innophos Holdings                                       17,240                194,467
Koninklijke DSM                                          6,704(c)             176,412
Mitsubishi Chemical Holdings                            37,000(c,p)           127,722
Mitsui Chemicals                                        34,000(c,p)            83,244
OM Group                                                26,346(b,p)           509,005
PPG Inds                                                25,942(p)             957,260
Shin-Etsu Chemical                                       7,500(c)             368,561
Sigma-Aldrich                                           16,483(p)             622,893
Solutia                                                 51,181(b,p)            95,708
Solvay                                                     708(c)              49,656
Stepan                                                   4,865                132,815
Syngenta                                                   576(c)             115,855
WR Grace & Co                                          120,710(b,p)           762,887
Yara Intl                                                2,350(c)              51,398
                                                                      ---------------
Total                                                                       9,814,493
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.4%)
Banca Monte dei Paschi di Siena                        127,391(c)             176,154
BancFirst                                                4,379(p)             159,396
Banco Bilbao Vizcaya Argentaria                         45,017(c)             365,418
Banco Popolare                                          36,427(c)             167,188
Banco Santander                                         80,215(c)             553,104
Barclays                                               772,721(c)           1,641,327
BB&T                                                    73,481(p)           1,243,299
BNP Paribas                                             28,730(c)           1,185,383
Comerica                                                30,301(p)             554,811
Commerzbank                                             18,079(c,p)            98,455
Community Trust Bancorp                                  6,765(p)             180,964
Credit Agricole                                         30,233(c)             333,602
Danske Bank                                             16,800(b,c)           141,549
Dexia                                                   48,461(c,p)           167,086
DNB NOR                                                 79,300(c)             356,147
Fifth Third Bancorp                                    178,838(p)             522,207
First Citizens BancShares Cl A                             671                 88,438
First Financial                                          5,392(p)             198,965
First Financial Bankshares                               9,205(p)             443,405
First Horizon Natl                                      57,838(p)             621,176
First Horizon Natl                                      10,443                      1
Hang Seng Bank                                          45,300(c)             457,177
Huntington Bancshares                                   90,824(p)             150,768
Intesa Sanpaolo                                         20,191(c)              37,990
Intl Bancshares                                         16,941(p)             132,140
KBC Groep                                                3,132(c)              50,601
KeyCorp                                                 90,776                714,407
Lloyds Banking Group                                   558,438(c)             565,646
Marshall & Ilsley                                       68,519(p)             385,762
Natixis                                                 91,870(c)             155,916


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
COMMERCIAL BANKS (CONT.)
Nordea Bank                                             41,800(c,p)          $208,117
Nordea Bank                                             22,990(b,c)           108,313
Oversea-Chinese Banking                                 15,000(c)              47,827
PNC Financial Services Group                             7,903                231,479
Resona Holdings                                          4,600(c)              62,031
Royal Bank of Scotland Group                           808,736(c)             285,172
Societe Generale                                        10,311(c,p)           403,362
SunTrust Banks                                          48,651                571,163
Swedbank                                                33,841(c,p)           112,815
Synovus Financial                                       50,689                164,739
TowneBank                                               11,858(p)             193,641
Trustmark                                               12,906                237,212
UMB Financial                                            8,641(p)             367,156
UniCredit                                              428,320(c)             705,006
Unione di Banche Italiane                               15,725(c)             173,162
Wells Fargo & Co                                        61,302(p)             872,940
Wilshire Bancorp                                        24,434(p)             126,079
Zions Bancorporation                                     8,418(p)              82,749
                                                                      ---------------
Total                                                                      16,801,445
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Clean Harbors                                            4,680(b)             224,640
Dai Nippon Printing                                     34,000(c)             313,425
GeoEye                                                   5,108(b,p)           100,883
Herman Miller                                           12,557(p)             133,858
HNI                                                     29,369(p)             305,438
Kimball Intl Cl B                                       26,188                171,793
Republic Services                                       72,217              1,238,522
RR Donnelley & Sons                                     32,551                238,599
Sykes Enterprises                                       12,324(b)             204,948
United Stationers                                       11,088(b,p)           311,351
Viad                                                    11,734                165,684
Waste Management                                        80,883              2,070,604
                                                                      ---------------
Total                                                                       5,479,745
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.0%)
3Com                                                   146,513(b)             452,725
Airvana                                                 35,552(b)             207,979
ARRIS Group                                             28,668(b,p)           211,283
Cisco Systems                                          208,136(b)           3,490,441
Corning                                                218,069              2,893,776
InterDigital                                            17,867(b,p)           461,326
Motorola                                                75,351(p)             318,735
NETGEAR                                                 30,589(b)             368,597
QUALCOMM                                                87,855              3,418,438
Tekelec                                                 18,042(b)             238,696
Tellabs                                                 23,821(b)             109,100
                                                                      ---------------
Total                                                                      12,171,096
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.0%)
Adaptec                                                 72,653(b)             174,367
Dell                                                   242,792(b)           2,301,668
Electronics for Imaging                                 24,611(b,p)           241,188
Hewlett-Packard                                         80,333              2,575,476
IBM                                                    151,334             14,662,752
Lexmark Intl Cl A                                       73,528(b)           1,240,417
NCR                                                     28,642(b,p)           227,704
Novatel Wireless                                        40,084(b,p)           225,272
Seagate Technology                                      81,198(c)             488,000
Western Digital                                         37,970(b)             734,340
                                                                      ---------------
Total                                                                      22,871,184
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
Dycom Inds                                              33,611(b)             194,608
EMCOR Group                                             21,673(b,p)           372,125
FLSmidth & Co                                            1,925(c)              49,067
Fluor                                                   16,880                583,204
Granite Construction                                    28,631(p)           1,073,089
Michael Baker                                            5,757(b)             149,682
Perini                                                  53,533(b,p)           658,456
Quanta Services                                          8,839(b,p)           189,597
                                                                      ---------------
Total                                                                       3,269,828
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (--%)
Lafarge                                                  1,576(c)              71,156
Martin Marietta Materials                                1,324                104,993
                                                                      ---------------
Total                                                                         176,149
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.1%)
Advanta Cl B                                            55,233(p)              36,454
American Express                                        19,770(p)             269,465
Capital One Financial                                   35,192(p)             430,750
Discover Financial Services                             84,398                532,551
SLM                                                     71,359(b,p)           353,227
                                                                      ---------------
Total                                                                       1,622,447
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

CONTAINERS & PACKAGING (--%)
Rock-Tenn Cl A                                          16,114               $435,884
Toyo Seikan Kaisha                                       6,100(c,p)            90,062
                                                                      ---------------
Total                                                                         525,946
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts                                           31,609                943,845
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.4%)
Apollo Group Cl A                                       11,907(b)             932,675
Corinthian Colleges                                     32,647(b,p)           634,984
H&R Block                                              137,889              2,508,202
Regis                                                   19,421                280,633
Strayer Education                                          781(p)             140,478
Universal Technical Institute                           11,627(b,p)           139,524
                                                                      ---------------
Total                                                                       4,636,496
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.9%)
Bank of America                                      1,168,258              7,967,521
CIT Group                                               87,918                250,566
Citigroup                                            1,849,527(p)           4,679,303
Fortis                                                  93,977(c)             171,715
ING Groep                                              104,836(c)             574,481
Investor Cl B                                           26,642(c,p)           337,106
JPMorgan Chase & Co                                    288,892              7,678,749
                                                                      ---------------
Total                                                                      21,659,441
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
Belgacom                                                 8,661(c,p)           271,445
Deutsche Telekom                                        56,688(c,p)           703,688
Embarq                                                  36,025              1,363,547
France Telecom                                          11,776(c)             268,478
Frontier Communications                                 50,570                363,093
Koninklijke (Royal) KPN                                 19,159(c)             255,811
Nippon Telegraph & Telephone                             6,900(c)             263,396
Qwest Communications Intl                               90,755(p)             310,382
Shenandoah Telecommunications                            9,024(p)             205,747
SingTel                                                137,000(c)             228,398
Telecom Italia                                         239,312(c,p)           308,550
Telecom Italia                                         338,215(c)             343,949
Telefonica                                              23,491(c)             468,474
Telstra                                                 75,205(c)             167,876
                                                                      ---------------
Total                                                                       5,522,834
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.5%)
Cheung Kong Infrastructure Holdings                     34,000(c)             136,026
CLP Holdings                                            64,500(c)             443,188
FirstEnergy                                             16,751                646,589
Hawaiian Electric Inds                                   3,437(p)              47,224
Hongkong Electric Holdings                             104,000(c,p)           617,912
Pinnacle West Capital                                    4,607                122,362
Portland General Electric                               12,800(p)             225,152
Progress Energy                                         15,537(p)             563,372
Southern                                                86,566              2,650,651
Terna -- Rete Elettrica Nationale                       18,680(c)              58,153
                                                                      ---------------
Total                                                                       5,510,629
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.2%)
Emerson Electric                                        46,317              1,323,740
Encore Wire                                             10,436(p)             223,643
Energy Conversion Devices                                9,996(b,p)           132,647
Gamesa Tecnologica                                       3,098(c)              39,739
GrafTech Intl                                           46,692(b,p)           287,623
Vestas Wind Systems                                      2,814(b,c,p)         123,662
                                                                      ---------------
Total                                                                       2,131,054
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.6%)
Alps Electric                                           32,300(c)             111,687
Anixter Intl                                            22,898(b,p)           725,409
Arrow Electronics                                       19,587(b)             373,328
Avnet                                                   18,443(b)             322,937
Benchmark Electronics                                  102,185(b)           1,144,473
FLIR Systems                                            48,804(b,p)           999,506
FUJIFILM Holdings                                       12,000(c)             264,197
Hitachi                                                 78,000(c,p)           213,456
Ingram Micro Cl A                                       32,195(b)             406,945
Insight Enterprises                                     80,058(b)             244,977
Jabil Circuit                                           19,120                106,307
Kyocera                                                  4,000(c)             267,057
L-1 Identity Solutions                                  32,403(b,p)           165,579
Methode Electronics                                     37,853                135,514
Murata Mfg                                               5,600(c)             217,315


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (CONT.)
Plexus                                                  12,331(b,p)          $170,414
SYNNEX                                                  24,254(b,p)           477,076
TDK                                                      2,800(c)             105,863
Tyco Electronics                                        23,015(c,p)           254,086
                                                                      ---------------
Total                                                                       6,706,126
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.2%)
AMEC                                                     4,079(c)              31,164
Baker Hughes                                            43,146              1,231,818
BASiC Energy Services                                   60,964(b,p)           394,437
BJ Services                                             91,888                914,286
Cameron Intl                                            23,633(b)             518,272
Complete Production Services                            50,109(b)             154,336
ENSCO Intl                                              56,426              1,489,646
GulfMark Offshore                                       11,330(b)             270,334
Halliburton                                             62,034                959,666
Helmerich & Payne                                        7,894(p)             179,746
Lufkin Inds                                              7,946                300,994
Nabors Inds                                             65,434(b,c)           653,686
Natl Oilwell Varco                                      58,550(b,p)         1,680,971
Newpark Resources                                       61,746(b)             156,217
Noble                                                   55,189              1,329,503
Oil States Intl                                          5,206(b,p)            69,865
Parker Drilling                                        220,927(b,p)           406,506
Patterson-UTI Energy                                    15,164(p)             135,869
Pioneer Drilling                                        40,682(b,p)           133,437
Rowan Companies                                         15,438(p)             184,793
SEACOR Holdings                                          1,722(b,p)           100,410
SeaDrill                                                 4,850(c,p)            46,935
Smith Intl                                              23,301                500,505
Tidewater                                                8,054(p)             299,045
Unit                                                     6,543(b,p)           136,880
Weatherford Intl                                       184,306(b)           2,040,266
                                                                      ---------------
Total                                                                      14,319,587
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (3.4%)
Casey's General Stores                                   9,954(p)             265,374
Colruyt                                                    688(c,p)           157,790
Costco Wholesale                                        25,751(p)           1,192,787
Delhaize Group                                           2,070(c,p)           134,340
FamilyMart                                                 800(c)              24,365
Great Atlantic & Pacific Tea                            34,716(b,p)           184,342
Ingles Markets Cl A                                     11,854                176,980
Koninklijke Ahold                                       22,267(c)             243,901
Nash Finch                                               6,005(p)             168,680
Pantry                                                  14,914(b)             262,636
Safeway                                                 76,342              1,541,346
Seven & I Holdings                                       6,300(c)             139,117
SUPERVALU                                               54,744(p)             781,744
SYSCO                                                   31,684                722,395
Wal-Mart Stores                                        626,362             32,633,461
Winn-Dixie Stores                                       39,743(b,p)           379,943
Woolworths                                              33,626(c)             583,633
                                                                      ---------------
Total                                                                      39,592,834
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.4%)
Bunge                                                   10,877(p)             616,182
Cal-Maine Foods                                         14,818(p)             331,775
Campbell Soup                                           26,314                719,951
Darling Intl                                            39,488(b)             146,500
Diamond Foods                                            8,116(p)             226,680
Flowers Foods                                           16,916(p)             397,188
Fresh Del Monte Produce                                 11,490(b,c)           188,666
General Mills                                          117,928              5,882,250
Hershey                                                  5,232(p)             181,812
J&J Snack Foods                                          6,782                234,589
JM Smucker                                              17,922                667,953
Kellogg                                                 41,997              1,538,350
Lance                                                   10,757                223,961
Nestle                                                  42,970(c)           1,452,607
Nippon Meat Packers                                      3,000(c,p)            31,543
Nisshin Seifun Group                                     9,000(c)              96,992
Ralcorp Holdings                                        12,056(b)             649,577
Sanderson Farms                                          8,145(p)             305,845
Sara Lee                                               142,742              1,153,355
Toyo Suisan Kaisha                                       1,000(c,p)            20,638
TreeHouse Foods                                         16,056(b,p)           462,252
Unilever                                                43,960(c)             847,801
                                                                      ---------------
Total                                                                      16,376,467
-------------------------------------------------------------------------------------

GAS UTILITIES (0.3%)
Atmos Energy                                             4,391                101,520
Hong Kong & China Gas                                  177,000(c)             279,011
Laclede Group                                            9,666(p)             376,781
New Jersey Resources                                    23,305                791,903
Nicor                                                    9,005(p)             299,236
Osaka Gas                                               37,000(c)             115,849


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
GAS UTILITIES (CONT.)
Piedmont Natural Gas                                    24,558(p)            $635,807
Questar                                                 19,244                566,351
Tokyo Gas                                               21,000(c,p)            73,688
                                                                      ---------------
Total                                                                       3,240,146
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Becton Dickinson & Co                                   19,378              1,302,977
Covidien                                                55,784(c)           1,854,259
CR Bard                                                 10,265                818,326
Greatbatch                                               9,082(b,p)           175,737
STERIS                                                  23,702(p)             551,783
Synthes                                                  2,173                242,220
Teleflex                                                 5,125                200,336
Thoratec                                                24,127(b,p)           619,823
Varian Medical Systems                                  18,506(b,p)           563,323
Volcano                                                 18,955(b,p)           275,795
                                                                      ---------------
Total                                                                       6,604,579
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.4%)
Aetna                                                   35,867                872,644
Almost Family                                            4,683(b,p)            89,398
AMERIGROUP                                              22,497(b)             619,567
Cardinal Health                                         49,996              1,573,874
CIGNA                                                  136,589              2,402,602
Coventry Health Care                                    19,004(b)             245,912
DaVita                                                  24,396(b)           1,072,204
Emergency Medical Services Cl A                          3,358(b)             105,408
Express Scripts                                         36,533(b)           1,686,729
Fresenius Medical Care & Co                              6,767(c,p)           262,339
Gentiva Health Services                                  9,631(b)             146,391
Health Management Associates Cl A                       46,626(b,p)           120,295
Health Net                                              15,101(b,p)           218,662
HealthSpring                                            45,645(b,p)           382,049
HMS Holdings                                             3,617(b,p)           118,999
Humana                                                  18,851(b)             491,634
Kindred Healthcare                                      54,787(b)             819,066
Landauer                                                 4,110(p)             208,295
LHC Group                                                4,106(b,p)            91,482
Magellan Health Services                                38,969(b)           1,420,030
Molina Healthcare                                       24,368(b,p)           463,479
Omnicare                                                11,652(p)             285,357
Quest Diagnostics                                       32,444              1,540,441
Tenet Healthcare                                        63,101(b)              73,197
Triple-S Management Cl B                                10,212(b,c,p)         125,812
Universal American Financial                            26,434(b,p)           223,896
Universal Health Services Cl B                           3,641(p)             139,596
                                                                      ---------------
Total                                                                      15,799,358
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
Allscripts-Misys Healthcare Solutions                   21,117(p)             217,294
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.9%)
Bob Evans Farms                                         11,161(p)             250,230
California Pizza Kitchen                                17,821(b,p)           233,099
Compass Group                                           52,103(c)             238,386
Intl Game Technology                                    10,523(p)              97,022
Ladbrokes                                               10,478(c)              27,519
McDonald's                                             186,432             10,173,594
                                                                      ---------------
Total                                                                      11,019,850
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
American Greetings Cl A                                 40,778(p)             206,337
Berkeley Group Holdings Unit                            13,739(b,c)           174,770
Black & Decker                                          11,058(p)             348,990
Centex                                                  37,535                281,513
DR Horton                                               52,657(p)             510,773
Electrolux Series B                                      4,105(c,p)            32,148
KB Home                                                 17,276                227,698
Leggett & Platt                                         37,006                480,708
Lennar Cl A                                             65,519(p)             492,048
Natl Presto Inds                                         5,643                344,279
NVR                                                        427(b)             182,649
Panasonic                                                2,300(c,p)            25,395
Pulte Homes                                             36,140(p)             395,010
Ryland Group                                            15,643(p)             260,612
Snap-On                                                 10,413                261,366
Sony                                                    15,400(c,p)           318,613
Whirlpool                                               24,764(p)             732,768
                                                                      ---------------
Total                                                                       5,275,677
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

HOUSEHOLD PRODUCTS (1.8%)
Central Garden & Pet Cl A                               14,067(b)            $105,784
Clorox                                                  20,194(p)           1,039,587
Colgate-Palmolive                                       56,660              3,341,807
Kimberly-Clark                                          22,189              1,023,135
Procter & Gamble                                       333,676             15,712,802
                                                                      ---------------
Total                                                                      21,223,115
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Constellation Energy Group                              35,500                733,430
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.7%)
3M                                                      59,795              2,973,007
General Electric                                        84,824(p)             857,571
Hutchison Whampoa                                       35,000(c)             171,820
Orkla                                                   10,200(c,p)            70,050
Seaboard                                                   382                385,820
Textron                                                 36,820(p)             211,347
Tomkins                                                 19,114(c)              33,179
Tredegar                                                10,715                174,976
Tyco Intl                                              161,272(c)           3,154,480
                                                                      ---------------
Total                                                                       8,032,250
-------------------------------------------------------------------------------------

INSURANCE (3.9%)
ACE                                                     58,210(c)           2,351,684
Aegon                                                  125,765(c)             487,552
AFLAC                                                   61,492              1,190,485
Allied World Assurance Holdings                          5,675(c,p)           215,820
Allstate                                               291,701              5,586,075
Ambac Financial Group                                   69,708(p)              54,372
American Financial Group                                 7,266                116,619
American Intl Group                                    255,171(p)             255,171
Aon                                                     45,127              1,842,084
Arch Capital Group                                       4,682(b,c)           252,173
Aspen Insurance Holdings                                62,371(c)           1,400,853
Assurant                                                21,768                474,107
AXA                                                     12,401(c)             148,853
Axis Capital Holdings                                   14,173(c)             319,459
Chubb                                                   39,991              1,692,419
Cincinnati Financial                                    22,691                518,943
CNP Assurances                                           1,741(c)             109,806
Employers Holdings                                      34,659                330,647
Endurance Specialty Holdings                             4,852(c)             121,009
Everest Re Group                                         4,688(c)             331,910
Genworth Financial Cl A                                172,028                326,853
Hartford Financial Services Group                       82,337(p)             646,345
HCC Insurance Holdings                                  11,838(p)             298,199
IPC Holdings                                            34,057(c)             920,901
Lincoln Natl                                            47,621                318,584
Marsh & McLennan Companies                             137,711              2,788,648
MBIA                                                    35,235(b,p)           161,376
MetLife                                                126,613              2,882,978
Montpelier Re Holdings                                  37,116(c)             481,023
Odyssey Re Holdings                                     22,304                845,991
Old Mutual                                             493,873(c)             367,839
PartnerRe                                                4,899(c)             304,081
Platinum Underwriters Holdings                          46,604(c,p)         1,321,689
Principal Financial Group                               36,385(p)             297,629
Progressive                                            352,784(b)           4,741,418
Prudential Financial                                    22,007                418,573
QBE Insurance Group                                     37,144(c)             498,286
RenaissanceRe Holdings                                   6,045(c)             298,865
RLI                                                      9,202(p)             461,940
SCOR                                                    10,398(c)             213,690
Standard Life                                           58,137(c)             138,519
Torchmark                                               26,431(p)             693,285
Travelers Companies                                    132,380              5,379,924
Unipol Gruppo Finanziario                               76,962(c)              45,606
Unum Group                                              14,004(p)             175,050
Validus Holdings                                        37,357(c)             884,614
WR Berkley                                              13,649                307,785
XL Capital Cl A                                         25,797(c)             140,852
Zenith Natl Insurance                                   19,567                471,760
Zurich Financial Services                                2,354(c,p)           372,263
                                                                      ---------------
Total                                                                      45,004,607
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
Home Retail Group                                       64,581(c)             208,027
NutriSystem                                             35,760(p)             510,296
PetMed Express                                          12,667(b,p)           208,752
                                                                      ---------------
Total                                                                         927,075
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

INTERNET SOFTWARE & SERVICES (0.1%)
EarthLink                                               97,291(b,p)          $639,202
ModusLink Global Solutions                              81,704(b)             211,613
RealNetworks                                            58,494(b)             136,291
                                                                      ---------------
Total                                                                         987,106
-------------------------------------------------------------------------------------

IT SERVICES (0.7%)
Affiliated Computer Services Cl A                       21,318(b)           1,020,919
Alliance Data Systems                                    4,881(b,p)           180,353
Automatic Data Processing                               72,476(p)           2,548,256
Computer Sciences                                       15,746(b)             580,083
CSG Systems Intl                                        21,584(b,p)           308,220
Integral Systems                                        19,475(b)             167,485
ManTech Intl Cl A                                       12,004(b)             502,968
MasterCard Cl A                                          3,977(p)             666,068
NCI Cl A                                                 7,785(b)             202,410
Paychex                                                 39,181              1,005,776
Perot Systems Cl A                                      20,197(b)             260,137
SAIC                                                    14,238(b)             265,823
Total System Services                                   24,529                338,745
                                                                      ---------------
Total                                                                       8,047,243
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Brunswick                                               79,522(p)             274,351
Eastman Kodak                                           59,979(p)             227,920
Hasbro                                                  34,324(p)             860,503
JAKKS Pacific                                           42,271(b)             522,047
Mattel                                                  76,798                885,480
Nikon                                                    4,000(c)              45,535
Sankyo                                                     600(c)              26,228
                                                                      ---------------
Total                                                                       2,842,064
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (--%)
Lonza Group                                                572(c)              56,549
Luminex                                                 12,338(b)             223,565
Sequenom                                                21,026(b,p)           298,990
                                                                      ---------------
Total                                                                         579,104
-------------------------------------------------------------------------------------

MACHINERY (0.9%)
Cummins                                                 38,067                968,805
Deere & Co                                              60,468(p)           1,987,583
Dover                                                    5,472                144,351
Eaton                                                   23,449                864,330
Force Protection                                        70,331(b)             337,589
FreightCar America                                       9,655(p)             169,252
Illinois Tool Works                                     44,660              1,377,761
Ingersoll-Rand Cl A                                     86,999(c)           1,200,586
Japan Steel Works                                        3,000(c,p)            28,608
Komatsu                                                  9,800(c,p)           108,479
Manitowoc                                               21,656(p)              70,815
Mueller Inds                                            61,354              1,330,768
NACCO Inds Cl A                                          9,964                270,822
Parker Hannifin                                         17,158                583,029
SMC                                                      1,400(c,p)           136,478
Timken                                                  10,597(p)             147,934
Vallourec                                                1,302(c)             120,719
Wabtec                                                  13,454(p)             354,917
                                                                      ---------------
Total                                                                      10,202,826
-------------------------------------------------------------------------------------

MARINE (0.1%)
A P Moller -- Maersk Series B                               59(c,p)           259,350
Genco Shipping & Trading                                16,775                207,004
Mitsui OSK Lines                                        21,000(c,p)           103,951
Neptune Orient Lines                                   114,000(c)              88,624
Nippon Yusen Kabushiki Kaisha                           24,000(c)              92,733
Orient Overseas Intl                                    39,000(c)              96,999
                                                                      ---------------
Total                                                                         848,661
-------------------------------------------------------------------------------------

MEDIA (1.1%)
CBS Cl B                                               174,562                670,318
Comcast Cl A                                           661,658              9,025,015
DIRECTV Group                                           60,784(b,p)         1,385,267
DreamWorks Animation SKG Cl A                           10,340(b)             223,758
Gannett                                                135,174(p)             297,383
Marvel Entertainment                                     8,426(b,p)           223,710
New York Times Cl A                                     62,001(p)             280,245
News Corp Cl A                                          76,468                506,218
                                                                      ---------------
Total                                                                      12,611,914
-------------------------------------------------------------------------------------

METALS & MINING (1.0%)
Alcoa                                                  129,295(p)             949,025
Allegheny Technologies                                  23,275(p)             510,421
AM Castle & Co                                          30,833(p)             275,030
ArcelorMittal                                           21,517(c)             439,056
BHP Billiton                                            20,397(c)             450,798
BlueScope Steel                                         27,032(c)              48,493


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
METALS & MINING (CONT.)
Cliffs Natural Resources                                 5,532(p)            $100,461
Commercial Metals                                       27,284(p)             315,130
Compass Minerals Intl                                    6,228(p)             351,072
Freeport-McMoRan Copper & Gold                          51,382              1,958,168
Horsehead Holding                                       60,637(b)             333,504
Kaiser Aluminum                                          7,131(p)             164,869
Mitsui Mining & Smelting                                98,000(c,p)           163,085
Newcrest Mining                                         10,145(c)             233,531
Norsk Hydro                                             77,900(c,p)           293,456
Nucor                                                   72,823              2,779,654
Olympic Steel                                           10,976(p)             166,506
Outokumpu                                                4,195(c)              45,391
Rautaruukki                                              5,154(c)              82,473
Reliance Steel & Aluminum                                8,716                229,492
Rio Tinto                                                2,153(c)              85,507
Royal Gold                                               4,232                197,888
RTI Intl Metals                                         19,598(b)             229,297
Salzgitter                                               1,912(c)             107,435
SSAB Svenskt Stal Series B                              12,100(c,p)            95,893
United States Steel                                     15,737(p)             332,523
Worthington Inds                                        31,523                274,565
Xstrata                                                 20,641(c)             138,522
                                                                      ---------------
Total                                                                      11,351,245
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.7%)
Big Lots                                                22,917(b,p)           476,215
Dillard's Cl A                                          54,891(p)             312,879
Dollar Tree                                             10,999(b)             490,005
Family Dollar Stores                                    68,830(p)           2,296,856
Fred's Cl A                                             27,507                310,279
JC Penney                                               30,690                615,948
Kohl's                                                  41,536(b,p)         1,757,804
Macy's                                                  59,562                530,102
Nordstrom                                               30,978(p)             518,882
Sears Holdings                                          12,939(b,p)           591,442
                                                                      ---------------
Total                                                                       7,900,412
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.4%)
AGL Energy                                              20,990(c)             217,747
CH Energy Group                                          4,849                227,418
Consolidated Edison                                     21,840(p)             865,082
DTE Energy                                               4,446                123,154
GDF Suez                                                17,402(c)             596,836
MDU Resources Group                                      7,825(p)             126,296
PG&E                                                    52,986(p)           2,025,125
                                                                      ---------------
Total                                                                       4,181,658
-------------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Canon                                                   13,000(c)             379,060
Ricoh                                                   24,000(c)             290,272
                                                                      ---------------
Total                                                                         669,332
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.4%)
Anadarko Petroleum                                      69,390              2,698,577
Apache                                                  15,723              1,007,687
BG Group                                                21,397(c)             322,908
BP                                                      87,177(c)             584,820
Cabot Oil & Gas                                         23,447                552,646
Chevron                                                486,441             32,708,294
Cimarex Energy                                          10,048(p)             184,682
Comstock Resources                                       9,816(b,p)           292,517
ConocoPhillips                                         173,564              6,796,766
CONSOL Energy                                           21,389                539,858
Eni                                                     56,582(c)           1,095,631
EOG Resources                                           26,019(p)           1,424,800
EXCO Resources                                          26,396(b,p)           263,960
Exxon Mobil                                            118,419              8,064,334
Frontier Oil                                            12,500                159,875
Frontline                                                5,852(c,p)           101,766
Goodrich Petroleum                                       6,751(b,p)           130,699
Hess                                                    39,800              2,157,160
Marathon Oil                                           124,506              3,273,263
Massey Energy                                           14,006                141,741
McMoRan Exploration                                     38,990(b)             183,253
Murphy Oil                                              36,676              1,641,985
Neste Oil                                                2,238(b,c)            29,749
Nippon Mining Holdings                                  79,500(c)             318,731
Nippon Oil                                              20,000(c,p)            99,675
Occidental Petroleum                                   146,179              8,134,861
OMV                                                      7,342(c)             245,636
Origin Energy                                           36,017(c)             370,547
Peabody Energy                                          37,501                939,025
Pioneer Natural Resources                               28,097(p)             462,758


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Repsol YPF                                              20,016(c)            $345,400
Rosetta Resources                                       42,973(b,p)           212,716
Royal Dutch Shell Series A                              79,634(c)           1,791,044
Royal Dutch Shell Series B                              59,106(c)           1,286,425
Santos                                                  15,796(c)             185,917
Southwestern Energy                                     47,612(b)           1,413,600
Spectra Energy                                          68,243                964,956
St. Mary Land & Exploration                              5,535(p)              73,228
Stone Energy                                            30,401(b,p)           101,235
Sunoco                                                  23,565(p)             624,001
Swift Energy                                            51,470(b,p)           375,731
Tesoro                                                  41,048(p)             552,917
Total                                                   15,573(c)             770,130
USEC                                                    94,557(b,p)           453,874
VAALCO Energy                                           28,624(b,p)           151,421
Valero Energy                                           59,774              1,069,955
Western Refining                                        17,134(p)             204,580
Williams Companies                                      59,090                672,444
Woodside Petroleum                                       5,773(c)             153,770
World Fuel Services                                      9,981(p)             315,699
                                                                      ---------------
Total                                                                      86,647,247
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.1%)
Crown Paper Escrow                                     705,000(b,h)                 1
Intl Paper                                              14,330                100,883
Nippon Paper Group                                       2,800(c)              68,186
Oji Paper                                               12,000(c,p)            49,171
Stora Enso Series R                                     51,806(c)             183,521
Svenska Cellulosa Series B                              41,943(c)             318,534
UPM-Kymmene                                              8,672(c,p)            50,053
Wausau Paper                                            33,633                176,910
                                                                      ---------------
Total                                                                         947,259
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (--%)
Estee Lauder Companies Cl A                             19,307(p)             475,918
-------------------------------------------------------------------------------------

PHARMACEUTICALS (7.3%)
Astellas Pharma                                          3,100(c)              95,955
AstraZeneca                                             35,725(c)           1,265,773
Bayer                                                   11,045(c,p)           536,524
Bristol-Myers Squibb                                   146,160              3,203,827
Eisai                                                    1,700(c,p)            50,050
Eli Lilly & Co                                          96,839              3,235,391
Forest Laboratories                                     77,519(b)           1,702,317
GlaxoSmithKline                                        146,413(c)           2,281,371
Johnson & Johnson                                      548,984(g)          28,876,558
King Pharmaceuticals                                   210,488(b)           1,488,150
Merck & Co                                             156,208              4,178,564
Mitsubishi Tanabe Pharma                                 8,000(c)              79,661
Novartis                                                48,468(c,p)         1,834,846
Par Pharmaceutical Companies                            15,015(b,p)           142,192
Pfizer                                               2,061,732             28,080,790
Questcor Pharmaceuticals                                19,217(b,p)            94,548
Sanofi-Aventis                                          12,165(c)             682,762
Schering-Plough                                        279,495              6,582,107
Takeda Pharmaceutical                                    3,100(c,p)           107,578
Valeant Pharmaceuticals Intl                            28,191(b)             501,518
ViroPharma                                              78,408(b)             411,642
VIVUS                                                   28,784(b)             124,347
                                                                      ---------------
Total                                                                      85,556,471
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (0.2%)
Administaff                                             14,442(p)             305,159
Dun & Bradstreet                                         1,826                140,602
Experian                                                21,109(c)             132,054
Heidrick & Struggles Intl                               21,721(p)             385,331
Huron Consulting Group                                   4,999(b,p)           212,108
ICF Intl                                                 7,950(b,p)           182,612
Kelly Services Cl A                                     22,726(p)             182,944
Korn/Ferry Intl                                         27,749(b,p)           251,406
Manpower                                                 7,614                240,069
TrueBlue                                                58,727(b,p)           484,497
                                                                      ---------------
Total                                                                       2,516,782
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
American Campus Communities                             12,436(p)             215,889
Annaly Capital Management                                9,027(p)             125,204
Capstead Mtge                                           17,450                187,413
CFS Retail Property Trust                              141,760(c,p)           161,070
Corio                                                    1,208(c)              49,964
Dexus Property Group                                   135,317(c)              70,496
Equity Residential                                       9,208                168,967
GPT Group                                              290,500(c)              88,218


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Liberty Intl                                             6,117(c)             $34,135
Liberty Property Trust                                   6,052                114,625
Link REIT                                               70,000(c)             138,792
Macquarie Office Trust                                 521,244(c)              61,920
Public Storage                                           4,307(p)             237,961
Stockland                                                3,070(b,c)             6,559
Stockland                                               64,669(c)             138,168
Ventas                                                   4,040(p)              91,344
Vornado Realty Trust                                     2,173(p)              72,219
                                                                      ---------------
Total                                                                       1,962,944
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Avatar Holdings                                          9,128(b)             136,737
Cheung Kong Holdings                                    68,000(c)             586,089
Sun Hung Kai Properties                                 37,000(c)             332,005
Swire Pacific Series A                                  18,000(c)             120,041
                                                                      ---------------
Total                                                                       1,174,872
-------------------------------------------------------------------------------------

ROAD & RAIL (1.1%)
Arkansas Best                                           40,173                764,090
Burlington Northern
 Santa Fe                                               47,111              2,833,727
CSX                                                     66,203              1,711,348
Genesee & Wyoming Cl A                                   9,039(b)             192,079
MTR                                                     34,225(c)              82,253
Nippon Express                                          92,000(c)             289,997
Norfolk Southern                                        82,699              2,791,091
Old Dominion Freight Line                                8,293(b,p)           194,803
Ryder System                                            18,057(p)             511,194
Saia                                                    15,776(b)             188,523
Union Pacific                                           84,994(p)           3,494,102
Werner Enterprises                                      12,651(p)             191,283
                                                                      ---------------
Total                                                                      13,244,490
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.7%)
Altera                                                  79,791(p)           1,400,332
Amkor Technology                                       193,427(b,p)           518,384
Intel                                                  837,079             12,598,039
Lam Research                                             9,059(b,p)           206,273
Linear Technology                                       41,125(p)             945,053
MEMC Electronic Materials                               42,794(b)             705,673
Microchip Technology                                    20,532(p)             435,073
MKS Instruments                                         21,414(b,p)           314,143
NVIDIA                                                   5,636(b)              55,571
OmniVision Technologies                                 42,262(b)             284,001
Rohm                                                     2,700(c)             134,930
Sigma Designs                                           24,026(b,p)           298,883
Silicon Image                                           89,105(b)             213,852
SUMCO                                                    9,900(c)             147,522
Xilinx                                                  54,716              1,048,359
Zoran                                                   24,895(b)             219,076
                                                                      ---------------
Total                                                                      19,525,164
-------------------------------------------------------------------------------------

SOFTWARE (1.8%)
Ariba                                                   25,589(b,p)           223,392
Intuit                                                  26,613(b,p)           718,551
Microsoft                                              384,152              7,056,872
Nintendo                                                   600(c)             175,559
Oracle                                                 480,129(b)           8,675,932
Quality Systems                                          4,720(p)             213,580
Red Hat                                                  7,687(b,p)           137,136
SAP                                                     20,878(c,p)           735,568
Symantec                                               143,739(b)           2,147,461
Take-Two Interactive Software                           44,684                373,111
TeleCommunication Systems Cl A                          21,826(b)             200,144
                                                                      ---------------
Total                                                                      20,657,306
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (3.5%)
Aaron Rents                                             13,056(p)             348,073
Abercrombie & Fitch Cl A                                35,730(p)             850,374
Advance Auto Parts                                       3,277                134,619
Aeropostale                                              9,605(b,p)           255,109
American Eagle Outfitters                               10,671(p)             130,613
Asbury Automotive Group                                 33,913(p)             146,165
AutoNation                                              53,750(b,p)           746,050
AutoZone                                                 8,115(b,p)         1,319,661
Bed Bath & Beyond                                       41,623(b,p)         1,030,169
Best Buy                                                46,100(p)           1,749,956
Blockbuster Cl A                                       183,781(b,p)           138,755
Brown Shoe                                              36,009(p)             135,034
Cato Cl A                                               22,921                418,996
Chico's FAS                                             87,263(b,p)           468,602
Children's Place Retail Stores                          13,058(b,p)           285,840
Collective Brands                                       43,934(b)             427,917
Dress Barn                                              42,893(b,p)           527,155
Finish Line Cl A                                        31,009                205,280
Foot Locker                                             27,512(p)             288,326


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SPECIALTY RETAIL (CONT.)
Gap                                                    156,084             $2,027,531
Genesco                                                  9,454(b)             178,019
Group 1 Automotive                                      28,304(p)             395,407
Home Depot                                             788,959             18,587,873
Hot Topic                                               49,641(b,p)           555,483
Jo-Ann Stores                                           14,462(b,p)           236,309
Jos A Bank Clothiers                                    17,131(b,p)           476,413
Kingfisher                                             143,799(c)             308,375
Limited Brands                                          58,785(p)             511,430
Lowe's Companies                                       227,606              4,153,810
Men's Wearhouse                                         43,228                654,472
Office Depot                                            49,534(b)              64,890
PetSmart                                                 9,940(p)             208,342
RadioShack                                              53,579                459,172
Rent-A-Center                                           43,226(b,p)           837,288
Ross Stores                                             10,788(p)             387,073
Sherwin-Williams                                        26,521(p)           1,378,296
Stage Stores                                            32,698(p)             329,596
Urban Outfitters                                         4,491(b,p)            73,518
Wet Seal Cl A                                           69,485(b)             233,470
                                                                      ---------------
Total                                                                      41,663,461
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Carter's                                                17,903(b)             336,755
Coach                                                   66,181(b)           1,105,223
Hermes Intl                                              1,451(c)             168,820
Jones Apparel Group                                     19,234                 81,167
Liz Claiborne                                           57,152                141,165
Nike Cl B                                               28,173              1,321,032
Skechers USA Cl A                                       32,318(b)             215,561
Steven Madden                                           11,419(b)             214,449
VF                                                      15,279                872,584
                                                                      ---------------
Total                                                                       4,456,756
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.3%)
Capitol Federal Financial                                2,850(p)             107,759
Fannie Mae                                             383,484(p)             260,961
First Niagara Financial Group                           39,644                432,120
Freddie Mac                                            257,610                191,147
Hudson City Bancorp                                     13,509                157,920
MGIC Investment                                         33,279(p)              47,256
NewAlliance Bancshares                                  15,762(p)             185,046
Ocwen Financial                                         33,752(b)             385,785
People's United Financial                               58,174(p)           1,045,386
Trustco Bank NY                                         25,516                153,606
                                                                      ---------------
Total                                                                       2,966,986
-------------------------------------------------------------------------------------

TOBACCO (0.1%)
British American Tobacco                                18,384(c)             424,879
Philip Morris Intl                                       6,268                223,015
                                                                      ---------------
Total                                                                         647,894
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.3%)
Beacon Roofing Supply                                   24,855(b)             332,808
Fastenal                                                18,656(p)             599,884
Mitsubishi                                               5,500(c)              72,929
MSC Industrial Direct Cl A                               3,490                108,434
Rush Enterprises Cl A                                   20,696(b)             184,608
Sojitz                                                  85,600(c)             102,927
Sumitomo                                                33,400(c)             290,295
Watsco                                                   7,975(p)             271,389
WESCO Intl                                               9,846(b)             178,410
Wolseley                                                57,863(c)             191,110
WW Grainger                                             13,977(p)             980,906
                                                                      ---------------
Total                                                                       3,313,700
-------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (--%)
Macquarie Airports                                      29,109(c)              36,747
Macquarie Infrastructure Group                         123,307(c)             126,325
                                                                      ---------------
Total                                                                         163,072
-------------------------------------------------------------------------------------

WATER UTILITIES (--%)
Aqua America                                            11,057(p)             221,140
California Water Service Group                           4,800(p)             200,928
                                                                      ---------------
Total                                                                         422,068
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
KDDI                                                        33(c)            $155,437
NTT DoCoMo                                                 120(c)             163,529
Sprint Nextel                                          468,405(b)           1,672,205
USA Mobility                                            34,313                316,023
Vodafone Group                                         533,450(c)             930,467
                                                                      ---------------
Total                                                                       3,237,661
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,189,840,665)                                                   $728,352,006
-------------------------------------------------------------------------------------



PREFERRED STOCKS & OTHER (--%)
ISSUER                                                 SHARES                VALUE(a)
DIVERSIFIED FINANCIAL SERVICES
Fortis Rights                                           93,977(b,c,q)             $--
-------------------------------------------------------------------------------------

ELECTRIC
BBI EPS 4.29% Cv                                         2,324(c)                 113
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS & OTHER
(Cost: $1,806)                                                                   $113
-------------------------------------------------------------------------------------





BONDS (36.4%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (0.1%)(C)
Pemex Project Funding Master Trust
 06-15-35                            6.63%           $1,000,000              $715,000
 06-15-38                            6.63               500,000               350,000
                                                                      ---------------
Total                                                                       1,065,000
-------------------------------------------------------------------------------------

SOVEREIGN (0.4%)(c)
Govt of Ukraine
 Sr Unsecured
 06-11-13                            7.65               285,000               128,250
Republic of Argentina
 09-12-13                            7.00               350,000               116,375
Republic of Argentina
 Sr Unsecured
 12-15-35                            0.00             2,000,000(n)             54,600
Republic of Philippines
 01-15-16                            8.00               550,000               605,688
Republic of Turkey
 06-05-20                            7.00             1,600,000             1,472,000
 03-17-36                            6.88             1,000,000               795,000
Republic of Venezuela
 05-07-23                            9.00               850,000               433,500
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                            7.63               500,000               400,000
Russian Federation
 03-31-30                            7.50               576,000(d)            541,440
                                                                      ---------------
Total                                                                       4,546,853
-------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (17.7%)
Federal Farm Credit Bank
 10-17-12                            4.50                75,000                80,349
Federal Home Loan Mtge Corp
 07-17-15                            4.38             9,665,000            10,541,268
 04-16-37                            6.00             5,420,000             5,607,028
Federal Home Loan Mtge Corp
 Sub Nts
 12-14-18                            5.00             5,598,000             5,405,334
Federal Natl Mtge Assn
 05-18-12                            4.88             3,755,000             4,104,602
 01-02-14                            5.13             7,026,000             7,261,441
 04-15-15                            5.00             5,295,000             5,936,929
U.S. Treasury
 02-28-11                            0.88            10,000,000            10,019,100
 02-28-14                            1.88            14,465,000            14,623,247
 03-31-14                            1.75             2,740,000             2,749,420
 02-15-26                            6.00             4,700,000(g)          6,192,250
 02-15-29                            5.25            12,405,000            15,275,591
 02-15-38                            4.38               515,000(g)            585,008
 05-15-38                            4.50             1,840,000             2,148,200
U.S. Treasury Inflation-Indexed Bond
 01-15-10                            4.25             1,229,704(k)          1,263,308
 04-15-10                            0.88             7,867,523(k)          7,829,239
 01-15-12                            3.38            17,834,100(k)         18,968,171
 07-15-12                            3.00            10,567,440(k)         11,245,944
 01-15-14                            2.00            11,037,033(k)         11,373,180
 01-15-15                            1.63            16,031,490(k)         16,194,148
 01-15-17                            2.38            20,706,693(k)         21,991,071
 01-15-26                            2.00            10,104,770(k)          9,992,500
 01-15-28                            1.75            17,282,398(k,p)       16,550,195
                                                                      ---------------
Total                                                                     205,937,523
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

ASSET-BACKED (0.2%)
AmeriCredit Automobile Receivables Trust
 Series 2008-AF Cl A3 (FSA)
 12-12-12                            5.68%           $1,000,000(m)           $887,031
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
 03-20-10                            0.66               628,717(d,i)          621,917
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
 04-20-11                            6.15               500,000(d)            480,154
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
 08-25-11                            0.00               800,000(j)             80,000
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                            5.88             1,500,000(j)            257,813
Triad Auto Receivables Owner Trust
 Series 2007-B Cl A3A (FSA)
 10-12-12                            5.24               220,000(m)            187,401
                                                                      ---------------
Total                                                                       2,514,316
-------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (2.0%)(f)
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
 07-11-42                            4.57               700,000               620,744
Bear Stearns Commercial Mtge Securities
 Series 2007-T28 Cl A1
 09-11-42                            5.42             2,215,627             2,007,737
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
 11-15-30                            5.68             1,000,000               981,772
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                            5.43               350,000               242,255
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                            5.23               175,000               156,728
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2007-CD4 Cl A2B
 12-11-49                            5.21             2,000,000             1,540,079
Commercial Mtge Pass-Through Ctfs
 Series 2004-LB3A Cl A3
 07-10-37                            5.09               331,000               300,186
Commercial Mtge Pass-Through Ctfs
 Series 2004-LB3A Cl A4
 07-10-37                            5.23               450,000               381,298
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                            0.82               175,000(d,i)           89,212
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
 12-15-35                            6.18               950,000               941,539
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
 03-15-35                            4.60               375,000               324,482
CS First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                            3.82             1,367,365             1,308,388
CS First Boston Mtge Securities
 Series 2005-C4 Cl A1
 08-15-38                            4.77               246,452               245,272
CS First Boston Mtge Securities
 Series 2005-C5 Cl A1
 08-15-38                            5.05             1,159,814             1,155,969
Federal Natl Mtge Assn #735029
 09-01-13                            5.32               352,264               369,568
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
 06-10-48                            4.77               400,000               322,693
General Electric Capital Assurance
 Series 2003-1 Cl A3
 05-12-35                            4.77                54,703(d)             54,549
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                            5.25               350,000(d)            321,728
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                            4.88               200,000               178,851
GS Mtge Securities II
 Series 2006-GG6 Cl A4
 04-10-38                            5.55               450,000               357,480


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
24  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                            1.37%             $950,000(d,i)         $593,578
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                            5.80               625,000                87,622
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                            4.13               233,940               223,761
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                            3.97                82,270                75,064
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
 03-12-39                            4.77               750,000               648,985
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
 05-15-41                            5.11               400,000               338,530
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
 01-12-37                            4.18               199,519               193,999
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
 07-15-41                            4.48               911,379               879,562
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
 04-15-43                            5.49               575,000               497,898
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                            5.79               650,000               429,665
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl AM
 02-12-51                            5.90             1,100,000               392,601
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                            6.20               525,000(d)             32,179
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                            3.97               250,000               231,074
LB-UBS Commercial Mtge Trust
 Series 2004-C8 Cl A6
 12-15-29                            4.80               400,000               304,021
LB-UBS Commercial Mtge Trust
 Series 2005-C1 Cl A4
 02-15-30                            4.74               325,000               268,824
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                            5.86               950,000               821,875
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
 09-15-39                            5.37               650,000               448,736
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A1
 04-15-41                            5.61               156,433               150,120
Merrill Lynch Mtge Trust
 Series 2008-C1 Cl A1
 02-12-51                            4.71               867,209               841,328
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                            4.34                95,301                94,261
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                            4.59               300,000               284,004
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                            5.80               350,000               304,491
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
 10-15-35                            5.08             1,750,000(d)          1,495,303
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                            5.09               375,000               315,706
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
 03-15-45                            5.56             1,130,000               827,708
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                            5.58               350,000               286,272
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                            5.31               175,000               116,209
                                                                      ---------------
Total                                                                      23,083,906
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

MORTGAGE-BACKED (10.5%)(f,r)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
 03-25-37                            6.17%             $671,412(o)           $353,883
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
 03-25-47                            0.69             1,377,834(o)            289,624
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
 01-25-37                            6.00             1,585,406               873,769
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A2
 05-25-35                            0.77               597,491(i)            237,093
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
 03-25-36                            6.00               570,882               299,356
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
 11-25-37                            6.50             2,614,053             1,434,564
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                            7.00               354,218(d)            261,443
Federal Home Loan Mtge Corp
 04-01-39                            5.00             6,000,000(e)          6,187,500
 04-01-39                            5.50             3,000,000(e)          3,112,500
 04-01-39                            6.50             5,000,000(e)          5,269,922
Federal Home Loan Mtge Corp #1G0847
 07-01-35                            4.71             4,932,073(o)          5,007,158
Federal Home Loan Mtge Corp #A82542
 10-01-38                            7.00             4,901,645             5,191,651
Federal Home Loan Mtge Corp #B13193
 04-01-19                            5.50               303,074               317,444
Federal Home Loan Mtge Corp #B15214
 06-01-19                            5.00             1,812,631             1,890,386
Federal Home Loan Mtge Corp #B16408
 09-01-19                            5.50             1,150,467             1,202,862
Federal Home Loan Mtge Corp #C53878
 12-01-30                            5.50               608,489               634,719
Federal Home Loan Mtge Corp #G12141
 09-01-20                            4.50               684,576               708,322
Federal Home Loan Mtge Corp #H01089
 08-01-37                            6.00             3,198,935             3,331,548
Federal Natl Mtge Assn
 04-01-24                            4.50               500,000(e)            514,688
 05-01-38                            5.00             7,000,000(e)          7,203,434
 05-01-38                            6.00            11,150,000(e)         11,616,907
 04-01-39                            4.50            13,000,000(e)         13,284,376
 04-01-39                            7.00             2,000,000(e)          2,129,375
Federal Natl Mtge Assn #190353
 08-01-34                            5.00               322,750               333,819
Federal Natl Mtge Assn #254684
 03-01-18                            5.00             1,009,682             1,055,202
Federal Natl Mtge Assn #254800
 07-01-23                            5.50             1,027,943             1,073,782
Federal Natl Mtge Assn #545874
 08-01-32                            6.50               772,245               828,706
Federal Natl Mtge Assn #555528
 04-01-33                            6.00             1,569,334             1,648,613
Federal Natl Mtge Assn #598558
 08-01-16                            6.00               285,995               299,756
Federal Natl Mtge Assn #661185
 06-01-17                            7.00               223,961               236,621
Federal Natl Mtge Assn #668824
 08-01-32                            6.50               957,139             1,015,904
Federal Natl Mtge Assn #670387
 08-01-32                            7.00                74,766                80,570
Federal Natl Mtge Assn #671054
 01-01-33                            7.00               760,949(g)            819,533
Federal Natl Mtge Assn #725232
 03-01-34                            5.00             1,295,905             1,341,565
Federal Natl Mtge Assn #725424
 04-01-34                            5.50             3,028,003             3,155,983
Federal Natl Mtge Assn #725773
 09-01-34                            5.50             5,335,112(g)          5,553,935
Federal Natl Mtge Assn #730153
 08-01-33                            5.50               823,437               858,240
Federal Natl Mtge Assn #735212
 12-01-34                            5.00             2,523,016             2,609,548


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
26  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #735224
 02-01-35                            5.50%           $2,575,060            $2,683,897
Federal Natl Mtge Assn #743579
 11-01-33                            5.50             1,056,520             1,101,175
Federal Natl Mtge Assn #745079
 12-01-20                            5.00             3,830,020             3,985,933
Federal Natl Mtge Assn #785506
 06-01-34                            5.00             2,553,005             2,640,565
Federal Natl Mtge Assn #786151
 07-01-19                            5.50             2,435,424             2,549,704
Federal Natl Mtge Assn #791447
 10-01-34                            6.00               805,836               845,034
Federal Natl Mtge Assn #822083
 07-01-35                            5.00             1,724,698             1,783,581
Federal Natl Mtge Assn #878661
 02-01-36                            5.50             1,773,509             1,829,873
Federal Natl Mtge Assn #881629
 02-01-36                            5.50             1,710,481             1,764,843
Federal Natl Mtge Assn #883201
 07-01-36                            6.50               859,104               918,045
Federal Natl Mtge Assn #888414
 11-01-35                            5.00             2,408,263             2,490,482
Federal Natl Mtge Assn #915770
 03-01-37                            6.50             3,697,287(g)          3,899,239
Federal Natl Mtge Assn #974740
 04-01-23                            6.00             1,614,452             1,691,939
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
 01-19-36                            0.90               270,591(o)             50,386
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
 08-21-36                            0.77             1,221,599(o)            320,754
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
 10-25-35                            5.00               660,769               492,634
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
 05-25-35                            5.50               612,310               451,770
                                                                      ---------------
Total                                                                     121,764,155
-------------------------------------------------------------------------------------

BANKING (0.1%)
Goldman Sachs Group
 Sr Unsecured
 02-15-19                            7.50               215,000               219,143
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                            5.63               830,000               579,044
                                                                      ---------------
Total                                                                         798,187
-------------------------------------------------------------------------------------

ELECTRIC (1.2%)
DTE Energy
 Sr Unsecured Series A
 04-15-09                            6.65             4,592,000             4,592,087
Exelon
 Sr Unsecured
 06-15-10                            4.45             1,000,000               983,268
Indiana Michigan Power
 Sr Unsecured
 03-15-37                            6.05               955,000               759,633
Northern States Power
 Sr Unsecured
 08-01-09                            6.88               375,000               378,421
PacifiCorp
 1st Mtge
 09-15-13                            5.45             1,845,000             1,927,931
Portland General Electric
 03-15-10                            7.88               365,000               368,468
Potomac Electric Power
 Sr Secured
 06-01-35                            5.40               360,000               296,092
PPL Electric Utilities
 Sr Secured
 08-15-09                            6.25             2,667,000             2,690,246
Sierra Pacific Power
 Series M
 05-15-16                            6.00             1,780,000             1,673,230
                                                                      ---------------
Total                                                                      13,669,376
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

FOOD AND BEVERAGE (0.4%)
Dr Pepper Snapple Group
 05-01-18                            6.82%           $1,670,000            $1,576,164
Molson Coors Capital Finance
 09-22-10                            4.85               430,000(c)            435,725
SABMiller
 01-15-14                            5.70             2,420,000(c,d)        2,357,105
                                                                      ---------------
Total                                                                       4,368,994
-------------------------------------------------------------------------------------

GAS PIPELINES (0.5%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                            7.75             1,417,000             1,439,853
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                            6.80             1,082,000             1,014,260
Southern Natural Gas
 Sr Unsecured
 04-01-17                            5.90             1,800,000(d)          1,568,702
TransCapitalInvest for Transneft
 Secured
 08-07-18                            8.70               300,000(c,d)          261,000
Transcontinental Gas Pipe Line
 Sr Unsecured
 04-15-16                            6.40             1,750,000             1,707,894
                                                                      ---------------
Total                                                                       5,991,709
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.3%)
Anadarko Petroleum
 Sr Unsecured
 09-15-16                            5.95               645,000               555,526
XTO Energy
 Sr Unsecured
 02-01-14                            4.90             1,250,000             1,210,866
 06-30-15                            5.30             2,119,000             2,020,089
                                                                      ---------------
Total                                                                       3,786,481
-------------------------------------------------------------------------------------

INTEGRATED ENERGY (0.1%)
Petro-Canada
 Sr Unsecured
 05-15-38                            6.80               875,000(c)            657,022
-------------------------------------------------------------------------------------

LIFE INSURANCE (0.2%)
Metropolitan Life Global Funding I
 Sr Secured
 04-10-13                            5.13             1,535,000(d)          1,405,573
Pricoa Global Funding I
 Sr Secured
 10-18-12                            5.40               450,000(d)            382,367
                                                                      ---------------
Total                                                                       1,787,940
-------------------------------------------------------------------------------------

MEDIA CABLE (0.1%)
Comcast
 03-15-11                            5.50                90,000                91,400
 03-15-37                            6.45             1,530,000             1,336,685
                                                                      ---------------
Total                                                                       1,428,085
-------------------------------------------------------------------------------------

MEDIA NON CABLE (0.5%)
British Sky Broadcasting Group
 02-15-18                            6.10             1,300,000(c,d)        1,131,218
News America
 12-15-35                            6.40               525,000               388,942
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                            6.13             1,620,000             1,080,482
Thomson Reuters
 10-01-14                            5.70             1,370,000(c)          1,358,684
 07-15-18                            6.50             2,490,000(c)          2,319,579
                                                                      ---------------
Total                                                                       6,278,905
-------------------------------------------------------------------------------------

METALS (--%)
Vedanta Resources
 Sr Unsecured
 07-18-18                            9.50               200,000(c,d)          114,000
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (--%)
General Electric Capital
 Sr Unsecured
 01-10-39                            6.88               165,000               134,572
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (--%)
KazMunaiGaz Finance
 07-02-18                            9.13               550,000(c,d)          411,210
-------------------------------------------------------------------------------------

PAPER (--%)
Boise Cascade LLC
 10-15-14                            7.13               128,000                52,480
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
28  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

RAILROADS (0.3%)
Burlington Northern Sante Fe
 Sr Unsecured
 01-15-15                            4.88%             $580,000              $546,759
CSX
 Sr Unsecured
 11-01-09                            4.88             3,000,000             3,018,946
 04-01-15                            6.25               350,000               318,170
                                                                      ---------------
Total                                                                       3,883,875
-------------------------------------------------------------------------------------

RETAILERS (0.4%)
CVS Caremark
 Sr Unsecured
 09-15-09                            4.00             5,000,000             5,006,080
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.1%)
Erac USA Finance
 10-15-17                            6.38             1,305,000(d)            833,304
-------------------------------------------------------------------------------------

WIRELESS (0.1%)
Sprint Capital
 05-01-09                            6.38               600,000               599,238
-------------------------------------------------------------------------------------

WIRELINES (1.2%)
AT&T
 Sr Unsecured
 03-15-11                            6.25             1,415,000             1,477,959
 01-15-38                            6.30             1,325,000             1,164,604
 02-15-39                            6.55               575,000               521,515
Telecom Italia Capital
 11-15-13                            5.25             4,015,000(c)          3,605,614
Telefonica Europe
 09-15-10                            7.75               950,000(c)            992,049
TELUS
 Sr Unsecured
 06-01-11                            8.00             3,315,000(c)          3,450,639
Verizon New York
 Sr Unsecured Series A
 04-01-12                            6.88             2,035,000             2,084,365
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                            5.65               705,000               725,367
                                                                      ---------------
Total                                                                      14,022,112
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $429,809,429)                                                     $422,735,323
-------------------------------------------------------------------------------------



SENIOR LOANS (--%)(l)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
MEDIA NON CABLE
Nielsen Finance LLC
 Term Loan
 08-09-13                            2.53%             $240,913(c)           $187,110
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $240,452)                                                             $187,110
-------------------------------------------------------------------------------------





MONEY MARKET FUND (2.8%)
                                                       SHARES                VALUE(a)
MONEY MARKET FUND
RiverSource Short-Term Cash Fund, 0.32%              32,076,774(s)        $32,076,774
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $32,076,774)                                                       $32,076,774
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON
LOAN (9.3%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                    108,746,966          $108,746,966
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $108,746,966)                                                     $108,746,966
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,760,716,092)(t)                                              $1,292,098,292
=====================================================================================





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  29

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2009



                              NUMBER OF                                  UNREALIZED
                              CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION        LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
-------------------------------------------------------------------------------------
U.S. Long Bond, 20-year          (63)       $(8,171,297)   June 2009      $(326,601)
U.S. Treasury Note, 5-
  year                          (204)       (24,228,189)   July 2009       (293,442)
U.S. Treasury Note, 10-
  year                            45          5,583,516    June 2009         29,218
-------------------------------------------------------------------------------------
Total                                                                     $(590,825)
-------------------------------------------------------------------------------------




FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MARCH 31, 2009



                          CURRENCY TO            CURRENCY TO       UNREALIZED     UNREALIZED
EXCHANGE DATE            BE DELIVERED            BE RECEIVED      APPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------
April 3, 2009                       57,266              477,043         $808             $--
                               U.S. Dollar        Swedish Krona
---------------------------------------------------------------------------------------------
April 22, 2009                   6,665,000            5,310,038       21,325              --
                           Canadian Dollar          U.S. Dollar
---------------------------------------------------------------------------------------------
April 22, 2009                  10,115,000           12,827,556           --        (612,655)
                    European Monetary Unit          U.S. Dollar
---------------------------------------------------------------------------------------------
April 22, 2009                   8,670,000            7,678,478       55,092              --
                               Swiss Franc          U.S. Dollar
---------------------------------------------------------------------------------------------
April 22, 2009                     521,000              452,532           --          (5,575)
                               Swiss Franc          U.S. Dollar
---------------------------------------------------------------------------------------------
April 22, 2009                     516,499              372,000       17,584              --
                               U.S. Dollar        British Pound
---------------------------------------------------------------------------------------------
April 22, 2009                   7,617,819            5,259,000           --         (67,440)
                               U.S. Dollar        British Pound
---------------------------------------------------------------------------------------------
April 22, 2009                   5,216,136          514,825,000           --         (13,089)
                               U.S. Dollar         Japanese Yen
---------------------------------------------------------------------------------------------
April 22, 2009                  12,905,616           23,707,000      598,551              --
                               U.S. Dollar   New Zealand Dollar
---------------------------------------------------------------------------------------------
Total                                                               $693,360       $(698,759)
---------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2009, the value of foreign securities represented 8.7% of net assets.


--------------------------------------------------------------------------------
30  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $12,955,982 or 1.1% of net assets.

(e) At March 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $49,004,066. See Note 1 to the financial statements.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At March 31, 2009, investments in securities included securities valued at $2,443,984 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(h)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). The aggregate value of such securities at March 31, 2009, was $1 representing less than 0.01% of net assets. Information concerning such security holdings at March 31, 2009, is as follows:

                                              ACQUISITION
     SECURITY                                    DATES         COST
     --------------------------------------------------------------
     Crown Paper Escrow
       Common                                   04-16-07        $--


(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2009.

(j) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at March 31, 2009.

(k) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.


--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  31

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(l) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m) The following abbreviation is used in the portfolio security description to identify the insurer of the issue:

     FSA  -- Financial Security Assurance


(n) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(o) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2009.

(p) At March 31, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

(q)  Negligible market value.

(r) Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at March 31, 2009:

                              PRINCIPAL   SETTLEMENT    PROCEEDS
     SECURITY                  AMOUNT        DATE      RECEIVABLE       VALUE
     --------------------------------------------------------------------------
     Federal Natl Mtge Assn
      04-01-24 5.00%         $1,000,000    04-16-09    $1,030,547    $1,036,875


(s) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at March 31, 2009.

(t) At March 31, 2009, the cost of securities for federal income tax purposes was approximately $1,760,716,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $25,763,000
     Unrealized depreciation                         (494,381,000)
     ------------------------------------------------------------
     Net unrealized depreciation                    $(468,618,000)
     ------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
32  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                        FAIR VALUE AT MARCH 31, 2009
                       --------------------------------------------------------------
                            LEVEL 1         LEVEL 2
                         QUOTED PRICES       OTHER         LEVEL 3
                           IN ACTIVE      SIGNIFICANT    SIGNIFICANT
                          MARKETS FOR      OBSERVABLE   UNOBSERVABLE
DESCRIPTION            IDENTICAL ASSETS      INPUTS        INPUTS          TOTAL
-------------------------------------------------------------------------------------
Investments in
  securities              $879,961,933    $411,065,188    $1,071,171   $1,292,098,292
Other financial
  instruments*                (590,825)         (5,399)           --         (596,224)
-------------------------------------------------------------------------------------
Total                     $879,371,108    $411,059,789    $1,071,171   $1,291,502,068
-------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures and forwards, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                         INVESTMENTS IN  OTHER FINANCIAL
                                           SECURITIES      INSTRUMENTS
------------------------------------------------------------------------
Balance as of Sept. 30, 2008               $4,208,447        $892,522
  Accrued discounts/premiums                  (45,810)             --
  Realized gain (loss)                        (47,518)              *
  Change in unrealized appreciation
    (depreciation)                           (211,352)       (892,522)
  Net purchases (sales)                      (181,091)             --
  Transfers in and/or out of Level 3       (2,651,505)             --
------------------------------------------------------------------------
Balance as of March 31, 2009               $1,071,171             $--
------------------------------------------------------------------------


* The realized gain (loss) earned during the period from Oct. 1, 2008 to March 31, 2009 for Other financial instruments was $3,175,519.



--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  33

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
34  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
MARCH 31, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $1,619,892,352)           $1,151,274,552
  Affiliated money market fund (identified cost $32,076,774)           32,076,774
  Investments of cash collateral received for securities on loan
    (identified cost $108,746,966)                                    108,746,966
---------------------------------------------------------------------------------
Total investments in securities (identified cost $1,760,716,092)    1,292,098,292
Foreign currency holdings (identified cost $145,254)                      139,266
Capital shares receivable                                                 825,940
Dividends and accrued interest receivable                               5,115,860
Receivable for investment securities sold                              44,749,335
Unrealized appreciation on forward foreign currency contracts             693,360
---------------------------------------------------------------------------------
Total assets                                                        1,343,622,053
---------------------------------------------------------------------------------
LIABILITIES
Forward sale commitments, at value (proceeds receivable
  $1,030,547)                                                           1,036,875
Disbursements in excess of cash                                            66,903
Capital shares payable                                                  1,617,850
Payable for investment securities purchased                            68,457,688
Payable upon return of securities loaned                              108,746,966
Variation margin payable on futures contracts                             134,087
Unrealized depreciation on forward foreign currency contracts             698,759
Accrued investment management services fees                                17,902
Accrued distribution fees                                                 488,083
Accrued transfer agency fees                                                7,353
Accrued administrative services fees                                        2,417
Accrued plan administration services fees                                   2,099
Other accrued expenses                                                    215,290
---------------------------------------------------------------------------------
Total liabilities                                                     181,492,272
---------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $1,162,129,781
---------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    1,697,965
Additional paid-in capital                                          1,872,211,063
Undistributed net investment income                                     2,749,832
Accumulated net realized gain (loss)                                 (245,323,082)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                         (469,205,997)
---------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $1,162,129,781
---------------------------------------------------------------------------------
*Including securities on loan, at value                            $  106,271,461
---------------------------------------------------------------------------------




--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  35

STATEMENT OF ASSETS AND LIABILITIES (continued) --------------------------------

NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $996,599,836          145,379,833                       $6.86(1)
Class B                     $118,774,518           17,504,515                       $6.79
Class C                     $ 41,663,104            6,169,598                       $6.75
Class I                     $      2,973                  434                       $6.85
Class R2                    $      2,973                  434                       $6.85
Class R3                    $      2,973                  434                       $6.85
Class R4                    $  5,080,431              740,829                       $6.86
Class R5                    $      2,973                  434                       $6.85
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $7.28. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
36  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED MARCH 31, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $  10,785,185
Interest                                                               5,733,374
Income distributions from affiliated money market fund                   350,846
Fee income from securities lending                                       284,811
  Less foreign taxes withheld                                           (134,662)
--------------------------------------------------------------------------------
Total income                                                          17,019,554
--------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    3,379,845
Distribution fees
  Class A                                                              1,378,576
  Class B                                                                654,630
  Class C                                                                228,940
  Class R2                                                                     8
  Class R3                                                                     4
Transfer agency fees
  Class A                                                              1,184,338
  Class B                                                                150,164
  Class C                                                                 50,675
  Class R4                                                                 1,357
Administrative services fees                                             487,100
Plan administration services fees
  Class R2                                                                     4
  Class R3                                                                     4
  Class R4                                                                 6,783
Compensation of board members                                             21,528
Custodian fees                                                           121,960
Printing and postage                                                      86,400
Registration fees                                                         44,150
Professional fees                                                         32,909
Other                                                                     27,463
--------------------------------------------------------------------------------
Total expenses                                                         7,856,838
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                            (2,750)
  Earnings and bank fee credits on cash balances                            (536)
--------------------------------------------------------------------------------
Total net expenses                                                     7,853,552
--------------------------------------------------------------------------------
Investment income (loss) -- net                                        9,166,002
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  37

STATEMENT OF OPERATIONS (continued) --------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $(224,087,087)
  Foreign currency transactions                                          447,830
  Futures contracts                                                  (12,855,861)
  Swap transactions                                                    1,468,164
--------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (235,026,954)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                (123,621,268)
--------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               (358,648,222)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(349,482,220)
--------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
38  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                     MARCH 31, 2009  SEPT. 30, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                      $    9,166,002  $   42,688,405
Net realized gain (loss) on investments                                (235,026,954)     54,378,305
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                   (123,621,268)   (560,237,466)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        (349,482,220)   (463,170,756)
---------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (9,383,655)    (35,496,911)
    Class B                                                                (680,767)     (2,937,587)
    Class C                                                                (240,714)       (956,804)
    Class I                                                                     (35)           (116)
    Class R2                                                                    (26)            (98)
    Class R3                                                                    (30)           (110)
    Class R4                                                                (54,274)       (230,095)
    Class R5                                                                    (35)           (113)
  Net realized gain
    Class A                                                             (41,389,405)   (104,574,474)
    Class B                                                              (4,968,746)    (14,104,037)
    Class C                                                              (1,748,006)     (4,106,155)
    Class I                                                                    (121)           (296)
    Class R2                                                                   (121)           (296)
    Class R3                                                                   (121)           (296)
    Class R4                                                               (204,989)       (935,500)
    Class R5                                                                   (121)           (296)
---------------------------------------------------------------------------------------------------
Total distributions                                                     (58,671,166)   (163,343,184)
---------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  39

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------


                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                     MARCH 31, 2009  SEPT. 30, 2008
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                     $   69,158,837  $  345,288,913
  Class B shares                                                          9,846,326      57,557,782
  Class C shares                                                          4,638,897      25,316,765
  Class R4 shares                                                           197,410       1,868,724
Reinvestment of distributions at net asset value
  Class A shares                                                         49,873,989     137,818,023
  Class B shares                                                          5,500,315      16,608,861
  Class C shares                                                          1,876,589       4,795,604
  Class R4 shares                                                           259,263       1,165,595
Payments for redemptions
  Class A shares                                                       (209,262,510)   (385,271,291)
  Class B shares                                                        (24,091,240)    (78,425,231)
  Class C shares                                                         (9,576,144)    (16,390,832)
  Class R4 shares                                                          (499,452)     (9,882,533)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions      (102,077,720)    100,450,380
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                (510,231,106)   (526,063,560)
Net assets at beginning of period                                     1,672,360,887   2,198,424,447
---------------------------------------------------------------------------------------------------
Net assets at end of period                                          $1,162,129,781  $1,672,360,887
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                  $    2,749,832  $    3,943,366
---------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
40  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(i)          2008         2007         2006         2005
Net asset value, beginning of period                 $9.10       $12.48       $10.78        $9.96        $8.73
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .06(b)       .24(b)       .22(b)       .18          .15
Net gains (losses) (both realized and
 unrealized)                                         (1.96)       (2.71)        1.71          .80         1.22
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.90)       (2.47)        1.93          .98         1.37
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.06)        (.23)        (.23)        (.16)        (.14)
Distributions from realized gains                     (.28)        (.68)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.34)        (.91)        (.23)        (.16)        (.14)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.86        $9.10       $12.48       $10.78        $9.96
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $997       $1,437       $1,872       $1,209         $938
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                1.12%(e)     1.02%        1.12%        1.12%        1.09%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.53%(e)     2.20%        1.90%        1.84%        1.54%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                             74%         123%         123%         122%         134%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                    (21.16%)(h)  (20.90%)      17.97%        9.88%       15.81%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 58% for the six months ended March 31, 2009 and 89% and for the year ended Sept. 30, 2008.
(g) Total return does not reflect payment of a sales charge.
(h) Not annualized.
(i) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  41

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(i)          2008         2007         2006         2005
Net asset value, beginning of period                 $9.01       $12.36       $10.69        $9.88        $8.66
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .03(b)       .15(b)       .13(b)       .10          .07
Net gains (losses) (both realized and
 unrealized)                                         (1.93)       (2.67)        1.68          .80         1.22
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.90)       (2.52)        1.81          .90         1.29
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.04)        (.15)        (.14)        (.09)        (.07)
Distributions from realized gains                     (.28)        (.68)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.32)        (.83)        (.14)        (.09)        (.07)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.79        $9.01       $12.36       $10.69        $9.88
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $119         $169         $243         $146          $96
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                1.88%(e)     1.78%        1.88%        1.89%        1.86%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .76%(e)     1.43%        1.14%        1.09%         .78%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                             74%         123%         123%         122%         134%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                    (21.43%)(h)  (21.50%)      17.02%        9.09%       14.93%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 58% for the six months ended March 31, 2009 and 89% and for the year ended Sept. 30, 2008.
(g) Total return does not reflect payment of a sales charge.
(h) Not annualized.
(i) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
42  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(i)          2008         2007         2006         2005
Net asset value, beginning of period                 $8.97       $12.31       $10.66        $9.86        $8.65
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .03(b)       .16(b)       .14(b)       .10          .08
Net gains (losses) (both realized and
 unrealized)                                         (1.93)       (2.67)        1.66          .79         1.21
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.90)       (2.51)        1.80          .89         1.29
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.04)        (.15)        (.15)        (.09)        (.08)
Distributions from realized gains                     (.28)        (.68)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.32)        (.83)        (.15)        (.09)        (.08)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.75        $8.97       $12.31       $10.66        $9.86
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $42          $59          $67          $23           $7
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                1.87%(e)     1.77%        1.88%        1.89%        1.87%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .77%(e)     1.47%        1.16%        1.14%         .78%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                             74%         123%         123%         122%         134%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                    (21.52%)(h)  (21.47%)      16.97%        9.11%       14.92%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 58% for the six months ended March 31, 2009 and 89% and for the year ended Sept. 30, 2008.
(g) Total return does not reflect payment of a sales charge.
(h) Not annualized.
(i) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  43

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(i)          2008     2007(b)
Net asset value, beginning of period                 $9.09       $12.47       $11.52
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .07          .28          .22
Net gains (losses) (both realized and
 unrealized)                                         (1.95)       (2.71)        1.00
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.88)       (2.43)        1.22
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.08)        (.27)        (.27)
Distributions from realized gains                     (.28)        (.68)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.36)        (.95)        (.27)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.85        $9.09       $12.47
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                                 .69%(f)      .63%         .73%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.03%(f)     2.59%        2.33%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(g)                             74%         123%         123%
--------------------------------------------------------------------------------------------------------------
Total return                                       (21.00%)(h)  (20.60%)      10.70%(h)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 58% for the six months ended March 31, 2009 and 89% and for the year ended Sept. 30, 2008.
(h) Not annualized.
(i) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
44  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(k)          2008     2007(b)
Net asset value, beginning of period                 $9.09       $12.47       $11.52
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .05          .22          .14
Net gains (losses) (both realized and
 unrealized)                                         (1.95)       (2.69)        1.00
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.90)       (2.47)        1.14
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.06)        (.23)        (.19)
Distributions from realized gains                     (.28)        (.68)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.34)        (.91)        (.19)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.85        $9.09       $12.47
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.45%(f)     1.45%        1.54%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.27%(f)     1.20%        1.54%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.44%(f)     1.98%        1.51%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(i)                             74%         123%         123%
--------------------------------------------------------------------------------------------------------------
Total return                                       (21.23%)(j)  (20.93%)      10.01%(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(i) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 58% for the six months ended March 31, 2009 and 89% and for the year ended Sept. 30, 2008.
(j) Not annualized.
(k) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  45

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(k)          2008     2007(b)
Net asset value, beginning of period                 $9.09       $12.47       $11.52
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .06          .25          .17
Net gains (losses) (both realized and
 unrealized)                                         (1.95)       (2.69)        1.00
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.89)       (2.44)        1.17
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.07)        (.26)        (.22)
Distributions from realized gains                     (.28)        (.68)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.35)        (.94)        (.22)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.85        $9.09       $12.47
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.20%(f)     1.20%        1.32%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.01%(f)      .95%        1.32%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.71%(f)     2.26%        1.75%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(i)                             74%         123%         123%
--------------------------------------------------------------------------------------------------------------
Total return                                       (21.13%)(j)  (20.72%)      10.22%(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(i) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 58% for the six months ended March 31, 2009 and 89% and for the year ended Sept. 30, 2008.
(j) Not annualized.
(k) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
46  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $9.10       $12.48       $10.78        $9.96        $8.72
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .07(b)       .26(b)       .24(b)       .21          .16
Net gains (losses) (both realized and
 unrealized)                                         (1.96)       (2.71)        1.70          .79         1.24
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.89)       (2.45)        1.94         1.00         1.40
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.07)        (.25)        (.24)        (.18)        (.16)
Distributions from realized gains                     (.28)        (.68)          --           --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.35)        (.93)        (.24)        (.18)        (.16)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.86        $9.10       $12.48       $10.78        $9.96
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $5           $7          $17          $14           $4
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .95%(e)      .93%        1.03%         .96%         .92%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .85%(e)      .78%        1.00%         .96%         .92%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.79%(e)     2.31%        2.01%        2.07%        1.72%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(h)                             74%         123%         123%         122%         134%
--------------------------------------------------------------------------------------------------------------
Total return                                       (21.05%)(i)  (20.71%)      18.08%       10.07%       16.13%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(h) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 58% for the six months ended March 31, 2009 and 89% and for the year ended Sept. 30, 2008.
(i) Not annualized.
(j) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  47

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(i)          2008     2007(b)
Net asset value, beginning of period                 $9.09       $12.47       $11.52
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .07          .27          .22
Net gains (losses) (both realized and
 unrealized)                                         (1.95)       (2.71)         .99
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.88)       (2.44)        1.21
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.08)        (.26)        (.26)
Distributions from realized gains                     (.28)        (.68)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.36)        (.94)        (.26)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.85        $9.09       $12.47
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                                 .71%(f)      .70%         .80%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.99%(f)     2.52%        2.27%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(g)                             74%         123%         123%
--------------------------------------------------------------------------------------------------------------
Total return                                       (21.01%)(h)  (20.66%)      10.65%(h)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 58% for the six months ended March 31, 2009 and 89% and for the year ended Sept. 30, 2008.
(h) Not annualized.
(i) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
48  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO MARCH 31, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Strategic Allocation Fund (the Fund) is a series of RiverSource Strategic Allocation Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Strategic Allocation Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund's assets primarily are allocated among four asset classes: (1) U.S. equities, (2) U.S. and foreign debt securities, (3) foreign equity securities and (4) cash.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At March 31, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) owned 100% of Class I, Class R2, Class R3 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

VALUATION OF SECURITIES
Effective Oct. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock

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50  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

ILLIQUID SECURITIES
At March 31, 2009, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at March 31, 2009 was $1 representing less than 0.01% of net assets. Certain illiquid securities may be valued by management at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At March 31, 2009, the Fund has outstanding when-issued securities of $49,004,066.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.


--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange. The Fund will realize a gain or loss when the option transaction expires or is exercised. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At March 31, 2009, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by

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52  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At March 31, 2009, foreign currency holdings consisted of multiple denominations.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations.

FORWARD SALE COMMITMENTS
The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  53

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the Notes to Portfolio of Investments.

CREDIT DEFAULT SWAP TRANSACTIONS
The Fund may enter into credit default swap contracts to increase or decrease its credit exposure to an issuer, obligation, portfolio, or index of issuers or obligations, to hedge its exposure on an obligation that it owns or in lieu of selling such obligations. As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If the credit event specified in the contract occurs, the Fund will be required to deliver either the referenced obligation or an equivalent cash amount to the protection seller and in exchange the Fund will receive the notional amount from the seller. The difference between the value of the obligation delivered and the notional amount received will be recorded as a realized gain (loss). As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If the credit event specified in the contract occurs, the Fund will receive the referenced obligation or an equivalent cash amount in exchange for the payment of the notional amount to the protection buyer. The difference between the value of the obligation received and the notional amount paid will be recorded as a realized gain (loss). As a protection seller, the maximum amount of the payment made by the Fund may equal the notional amount at par, of the underlying index or security as a result of the related credit event.

The notional amounts of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) in the Statement of Operations. At March 31, 2009, there were no credit default swap contracts outstanding which had a premium paid or received by the Fund. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging

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54  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



risk, correlation risk and liquidity risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. At March 31, 2009, the Fund had no outstanding credit default swap contracts.

INTEREST RATE SWAP TRANSACTIONS
The Fund may enter into interest rate swap agreements to produce incremental earnings, to gain exposure to or protect itself from market changes, or to synthetically add or subtract principal exposure to the municipal market. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting; whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the "effective date"). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into an interest rate swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swap to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions entered. At March 31, 2009, the Fund had no outstanding interest rate swap contracts.

CMBS TOTAL RETURN SWAP TRANSACTIONS
The Fund may enter into swap agreements to earn the total return on a specified security or index of fixed income securities. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. Under the terms of the swaps, the Fund either receives or pays the total return on a reference security or index applied to a notional principal amount. In return, the Fund agrees to pay or receive from the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.


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             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  55

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk that the counterparty will default on its obligation to pay net amounts due to the Fund. At March 31, 2009, the Fund had no outstanding CMBS total return swap contracts.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments, passive foreign investment company (PFIC) holdings, re-characterization of REIT distributions and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.


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56  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At March 31, 2009, the Fund did not own nor was it party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of March 31, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  57

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

SECURITY LITIGATION SETTLEMENTS
Litigation proceeds from Enron Corp. related to portfolio securities no longer included in the portfolio are recorded as realized gains. Proceeds received during the six months ended March 31, 2009 were $34,075.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.57% to 0.39% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Flexible Portfolio Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.08% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $246,303 for the six months ended March 31, 2009. The management fee for the six months ended March 31, 2009 was 0.53% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended March 31, 2009 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation,

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58  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2009, other expenses paid to this company were $6,631.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.


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             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  59

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $7,451,000 and $347,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $1,085,681 for Class A, $83,631 for Class B and $7,479 for Class C for the six months ended March 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended March 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class R2............................................  1.27%
Class R3............................................  1.01
Class R4............................................  0.85


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class R4...........................................  $836


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R2...........................................     $3
Class R3...........................................      2
Class R4...........................................  1,909


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Sept. 30, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class average daily net assets:

Class R4............................................  0.96%


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.


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60  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

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EARNINGS AND BANK FEE CREDITS
During the six months ended March 31, 2009, the Fund's custodian and transfer agency fees were reduced by $536 as a result of earnings and bank fee credits from overnight cash balances. Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. For the period from Oct. 1, 2008 to Dec. 15, 2008, the Fund paid custodian fees amounting to $84,052 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations, but including mortgage dollar rolls) aggregated $946,890,146 and $1,043,988,125, respectively, for the six months ended March 31, 2009. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                     SIX MONTHS ENDED MARCH 31, 2009
                                     ISSUED FOR
                                     REINVESTED                        NET
                          SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                 9,450,936     6,668,299   (28,718,320)     (12,599,085)
Class B                 1,365,573       740,285    (3,364,984)      (1,259,126)
Class C                   648,544       253,937    (1,341,165)        (438,684)
Class R4                   27,029        34,666       (69,411)          (7,716)
----------------------------------------------------------------------------------


                                        YEAR ENDED SEPT. 30, 2008
                                     ISSUED FOR
                                     REINVESTED                        NET
                          SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                31,548,146    12,692,778   (36,281,400)       7,959,524
Class B                 5,245,376     1,532,293    (7,673,046)        (895,377)
Class C                 2,312,221       445,373    (1,590,374)       1,167,220
Class R4                  166,119       106,361      (875,172)        (602,692)
----------------------------------------------------------------------------------


5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured


--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  61

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The value of such investments, including any uninvested cash collateral balances, are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At March 31, 2009, securities valued at $106,271,461 were on loan, secured by cash collateral of $108,746,966 invested in short-term securities or in cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $282,256 earned from securities lending from Dec. 1, 2008 through March 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, the Investment Manager served as securities lending agent for the Fund under the Securities Lending Agency Agreement pursuant to which the Fund agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program. Expenses paid to the Investment Manager as securities lending agent were $3,861 through Nov. 30, 2008 and are included in other expenses in the Statement of Operations. Cash collateral received on loaned securities had been invested in an affiliated money market fund. Income of $2,555 earned from securities lending from Oct. 1, 2008 through Nov. 30, 2008 is included in the Statement of Operations.


--------------------------------------------------------------------------------
62  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $488,387,542 and $560,452,220, respectively, for the six months ended March 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at March 31, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended March 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds

--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  63

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal

--------------------------------------------------------------------------------
64  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.


--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  65

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
66  RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
             RIVERSOURCE STRATEGIC ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  67

RIVERSOURCE STRATEGIC ALLOCATION FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2009 RiverSource Investments, LLC.                             S-6143 AC (5/09)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
STRATEGIC INCOME ALLOCATION FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
MARCH 31, 2009


RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH A HIGH LEVEL OF CURRENT
INCOME WITH CAPITAL GROWTH AS A SECONDARY OBJECTIVE.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    7

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   34

Statement of Operations............   36

Statements of Changes in Net
  Assets...........................   38

Financial Highlights...............   40

Notes to Financial Statements......   47

Proxy Voting.......................   65




--------------------------------------------------------------------------------
       RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Strategic Income Allocation Fund (the Fund) Class A shares declined 6.17% (excluding sales charge) for the six months ended March 31, 2009.

> The Fund underperformed the 4.70% gain of the Barclays Capital U.S. Aggregate
  Bond Index, formerly known as Lehman Brothers Aggregate Bond Index, an unmanaged index representing U.S. taxable investment-grade bonds, during the same period.

> The Fund outperformed the Lipper Multi-Sector Income Funds Index, representing the Fund's peer group, which fell 7.12% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2009)
--------------------------------------------------------------------------------


                                                            Since
                                                          inception
                                      6 months*   1 year   5/17/07
-------------------------------------------------------------------
RiverSource Strategic Income
  Allocation Fund
  Class A (excluding sales charge)      -6.17%    -8.93%    -5.61%
-------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond
  Index (unmanaged)(1)                  +4.70%    +3.13%    +5.63%
-------------------------------------------------------------------
Lipper Multi-Sector Income Funds
  Index(2)                              -7.12%   -12.69%    -6.38%
-------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
2  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




(1) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Multi-Sector Income Funds Index includes the 10 largest multi-sector income funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, have more volatile prices and carry more risk to principal and income than investment grade securities.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.


--------------------------------------------------------------------------------
       RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MARCH 31, 2009
                                                             SINCE
Without sales charge                   6 MONTHS*   1 YEAR  INCEPTION
Class A (inception 5/17/07)              -6.17%    -8.93%   -5.61%
--------------------------------------------------------------------
Class B (inception 5/17/07)              -6.53%    -9.62%   -6.32%
--------------------------------------------------------------------
Class C (inception 5/17/07)              -6.54%    -9.72%   -6.39%
--------------------------------------------------------------------
Class R2 (inception 8/1/08)              -6.29%      N/A    -9.69%*
--------------------------------------------------------------------
Class R3 (inception 8/1/08)              -6.17%      N/A    -9.53%*
--------------------------------------------------------------------
Class R4 (inception 8/1/08)              -6.05%      N/A    -9.39%*
--------------------------------------------------------------------
Class R5 (inception 8/1/08)              -6.04%      N/A    -9.34%*
--------------------------------------------------------------------

With sales charge
Class A (inception 5/17/07)             -10.67%   -13.27%   -8.04%
--------------------------------------------------------------------
Class B (inception 5/17/07)             -11.06%   -13.93%   -8.17%
--------------------------------------------------------------------
Class C (inception 5/17/07)              -7.44%   -10.59%   -6.39%
--------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R2, Class R3, Class R4 and Class R5 shares. Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only.

* Not annualized.


--------------------------------------------------------------------------------
4  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                          HIGH
           X              MEDIUM   QUALITY
                          LOW



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)        6.3 years
-----------------------------------------
Effective duration(2)           3.7 years
-----------------------------------------
Weighted average loan and
  bond rating(3)                      BBB
-----------------------------------------




ANNUAL OPERATING EXPENSE RATIO*
(as of the current prospectus)
--------------------------------------------------------------------------------

                                Total
                                fund
                              expenses
--------------------------------------
Class A                         1.13%
--------------------------------------
Class B                         1.90%
--------------------------------------
Class C                         1.90%
--------------------------------------
Class R2                        1.63%
--------------------------------------
Class R3                        1.36%
--------------------------------------
Class R4                        1.12%
--------------------------------------
Class R5                        0.88%
--------------------------------------



(1) WEIGHTED AVERAGE LIFE measures a loan's or a bond's maturity, which takes into consideration the possibility that the issuer may call the loan or the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE LOAN AND BOND RATING represents the average credit quality of the underlying loans and bonds in the portfolio.

* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.


--------------------------------------------------------------------------------
       RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


ASSET ALLOCATION & SECTOR DIVERSIFICATION(1)
(at March 31, 2009; % of portfolio assets)
---------------------------------------------------------------------


BONDS                                      75.7%
------------------------------------------------
Asset-Backed                                0.2%
------------------------------------------------
Commercial Mortgage-Backed                  3.7%
------------------------------------------------
Corporate Bonds                            45.1%
------------------------------------------------
Foreign Government                          5.8%
------------------------------------------------
Mortgage-Backed                            12.8%
------------------------------------------------
U.S. Government Obligations & Agencies      8.1%
------------------------------------------------

SENIOR LOANS                               18.6%
------------------------------------------------

STOCKS                                       --%
------------------------------------------------

OTHER(2)                                    5.7%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of March 31, 2009. The Fund's composition is subject to change.
(2) Cash & Cash Equivalents. Of the 5.7%, 4.7% is due to securities purchased on a forward-commitment basis.

QUALITY BREAKDOWN (at March 31, 2009; % of portfolio assets excluding cash equivalents and equities)
---------------------------------------------------------------------

AAA rating                                 26.4%
------------------------------------------------
AA rating                                   0.7%
------------------------------------------------
A rating                                    6.9%
------------------------------------------------
BBB rating                                 12.7%
------------------------------------------------
BB rating                                  17.8%
------------------------------------------------
B rating                                   27.0%
------------------------------------------------
CCC rating                                  6.9%
------------------------------------------------
D rating                                    1.0%
------------------------------------------------
Non-rated                                   0.6%
------------------------------------------------


Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of loans and bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 0.01% of the loan and bond portfolio assets were determined through internal analysis.


--------------------------------------------------------------------------------
6  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
       RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 OCT. 1, 2008  MARCH 31, 2009  THE PERIOD(A)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  938.30        $5.61          1.16%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.15        $5.84          1.16%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  934.70        $9.26          1.92%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.36        $9.65          1.92%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  934.60        $9.21          1.91%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.41        $9.60          1.91%
-------------------------------------------------------------------------------------------

Class R2
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  937.10        $7.87          1.63%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,016.80        $8.20          1.63%
-------------------------------------------------------------------------------------------

Class R3
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  938.30        $6.67          1.38%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.05        $6.94          1.38%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  939.50        $5.46          1.13%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.30        $5.69          1.13%
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  939.60        $4.26           .88%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.54        $4.43           .88%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended March 31, 2009: -6.17% for Class A, -6.53% for Class B, -6.54% for Class C, -6.29% for Class R2, -6.17% for Class R3, -6.05% for Class R4 and -6.04% for Class R5.


--------------------------------------------------------------------------------
8  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

MARCH 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (--%)
ISSUER                                                 SHARES                VALUE(a)
COMMERCIAL BANKS (--%)
First Horizon Natl                                     18,935                      $2
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (--%)
Simon Property Group                                       20(s)                  693
Vornado Realty Trust                                       11(s)                  350
                                                                      ---------------
Total                                                                           1,043
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,018)                                                                 $1,045
-------------------------------------------------------------------------------------





BONDS (77.5%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (1.3%)(C)
KfW
 (Japanese Yen)
 01-20-14                               1.35%          54,000,000            $541,312
Korea Development Bank
 Sr Nts
 01-23-14                               8.00              150,000             154,315
New South Wales Treasury
 (Australian Dollar)
 05-01-12                               6.00              910,000             665,476
Pemex Project Funding Master Trust
 03-01-18                               5.75              500,000             417,500
 06-15-35                               6.63              445,000             318,175
Petroleos de Venezuela
 04-12-17                               5.25              350,000             146,125
                                                                      ---------------
Total                                                                       2,242,903
-------------------------------------------------------------------------------------

FOREIGN LOCAL GOVERNMENT (--%)(c)
Santa Fe de Bogota
 (Colombian Peso) Sr Unsecured
 07-26-28                               9.75          200,000,000(d)           65,101
-------------------------------------------------------------------------------------

SOVEREIGN (4.2%)(c)
Bundesrepublik Deutschland
 (European Monetary Unit)
 01-04-13                               4.50               75,000             108,588
 07-04-14                               4.25              890,000           1,296,545
 01-04-18                               4.00              130,000             187,663
 07-04-34                               4.75               55,000              80,947
Federative Republic of Brazil
 Sr Unsecured
 01-17-17                               6.00              550,000             548,625
 10-14-19                               8.88              270,000             317,250
Govt of Ukraine
 06-26-12                               6.39              250,000(d)          112,500
Morgan Stanley
 (Brazilian Real) Sr Unsecured
 05-03-17                              10.09            1,050,000(d)          285,252
Peru Enhanced Pass-Thru
 Sr Secured Zero Coupon
 05-31-18                               3.44              290,640(d,k)        167,118
Republic of Argentina
 09-12-13                               7.00              325,000             108,063
Republic of Argentina
 Sr Unsecured
 12-15-35                               0.00            1,750,000(h)           47,775
Republic of Colombia
 09-18-37                               7.38              300,000             267,750
Republic of Colombia
 (Colombian Peso)
 10-22-15                              12.00          410,000,000             181,802
Republic of Colombia
 Sr Nts
 03-18-19                               7.38              100,000              99,750
Republic of El Salvador
 04-10-32                               8.25              150,000(d)          117,000
 06-15-35                               7.65              190,000(d)          138,700
Republic of Indonesia
 Sr Unsecured
 02-17-37                               6.63              400,000(d)          270,000
 01-17-38                               7.75              100,000(d)           77,000


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
       RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
SOVEREIGN (CONT.)
Republic of Panama
 04-28-34                               8.13%            $100,000             $97,000
Republic of Peru
 Sr Unsecured
 03-14-37                               6.55              100,000              89,500
Republic of Peru
 Sr Unsub
 05-03-16                               8.38              100,000             111,050
Republic of Philippines
 10-07-16                               8.75              100,000(d)          112,500
 01-15-19                               9.88               70,000              83,300
 01-14-31                               7.75              200,000             204,250
Republic of Turkey
 03-15-15                               7.25              200,000             198,000
 04-03-18                               6.75              200,000             183,500
 02-14-34                               8.00               80,000              72,000
 03-17-36                               6.88              580,000             461,100
Republic of Venezuela
 02-26-16                               5.75              650,000             315,575
 12-09-20                               6.00              250,000             108,000
 04-21-25                               7.65              150,000              67,500
Republic of Venezuela
 Sr Unsecured
 10-08-14                               8.50              330,000             202,950
Republica Orient Uruguay
 (Uruguay Peso)
 04-05-27                               4.25            8,729,650(g)          192,689
 06-26-37                               3.70            4,155,469(g)           74,417
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                               7.63              125,000             100,000
Russian Federation
 03-31-30                               7.50              298,900(d)          280,966
                                                                      ---------------
Total                                                                       7,366,625
-------------------------------------------------------------------------------------

SUPRANATIONAL (0.3%)(c)
European Investment Bank
 (Japanese Yen) Sr Unsecured
 06-20-17                               1.40           46,000,000             453,766
 01-18-27                               2.15            7,100,000              67,500
                                                                      ---------------
Total                                                                         521,266
-------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (8.2%)
Federal Home Loan Mtge Corp
 07-17-15                               4.38              330,000(s)          359,919
Federal Home Loan Mtge Corp
 Sub Nts
 12-14-18                               5.00            1,000,000             965,583
Federal Natl Mtge Assn
 01-02-14                               5.13            2,000,000           2,067,019
 11-15-30                               6.63              645,000             846,410
 07-15-37                               5.63              255,000             287,590
U.S. Treasury
 02-28-14                               1.88               50,000              50,547
 03-31-14                               1.75              145,000(s)          145,499
 02-15-19                               2.75              635,000             638,473
 02-15-29                               5.25            3,320,000(s)        4,088,267
 05-15-38                               4.50              250,000(s)          291,875
U.S. Treasury Inflation-Indexed Bond
 01-15-12                               3.38              356,682(g)          379,363
 01-15-15                               1.63            2,045,397(g)        2,066,150
 01-15-17                               2.38            1,638,320(g)        1,739,941
 04-15-28                               3.63              326,315(g)          402,344
                                                                      ---------------
Total                                                                      14,328,980
-------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES (0.9%)
Residential Asset Securities
 Series 2007-KS3 Cl M1S
 04-25-37                               0.90            3,300,000(i)          295,808
-------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (3.1%)(f)
Bank of America-First Union NB Commercial Mtge
 Series 2001-3 Cl A1
 04-11-37                               4.89              175,421             174,797
Bear Stearns Commercial Mtge Securities
 Series 2007-T28 Cl A1
 09-11-42                               5.42              886,251             803,095
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A1
 05-15-19                               5.25               29,386              29,309
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2007-CD4 Cl A2B
 12-11-49                               5.21            1,000,000             770,039
CS First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                               3.82            1,379,520           1,320,018


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Greenwich Capital Commercial Funding
 Series 2007-GG11 Cl A1
 12-10-49                               5.36%            $948,015            $768,606
JPMorgan Chase Commercial Mtge Securities
 Series 2003-CB6 Cl A1
 07-12-37                               4.39              969,809             942,373
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                               5.79            1,000,000             661,023
Merrill Lynch Mtge Trust
 Series 2005-CKI1 Cl A1
 11-12-37                               5.08              311,476             308,228
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                               4.34              103,964             102,831
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A3
 08-15-39                               6.09              175,000             126,874
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                               5.31              900,000             597,646
                                                                      ---------------
Total                                                                       6,604,839
-------------------------------------------------------------------------------------

MORTGAGE-BACKED (13.0%)(f)
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
 01-25-37                               6.00              277,446             152,910
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2007-8 Cl 1A1
 10-25-37                               6.00              935,092             506,009
Citicorp Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-5 Cl 3A1
 08-25-35                               5.00              410,223             305,841
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-45T1 Cl 2A5
 02-25-37                               6.00              443,369             232,492
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                               1.02              305,146(i)           33,277
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
 03-20-36                               5.32              118,134(e)           50,930
Federal Home Loan Mtge Corp
 04-01-39                               5.00            2,000,000(o)        2,062,499
Federal Home Loan Mtge Corp #G02757
 06-01-36                               5.00              460,612             476,253
Federal Home Loan Mtge Corp #H01089
 08-01-37                               6.00              747,822             778,823
Federal Natl Mtge Assn
 04-01-24                               4.50              275,000(o)          283,078
 04-01-24                               5.00              325,000(o)          336,984
 04-01-24                               5.50              300,000(o)          312,750
 04-01-24                               6.00              200,000(o)          209,312
 05-01-38                               5.00              500,000(o)          514,531
 04-01-39                               4.50            2,000,000(o)        2,043,749
 04-01-39                               5.50              500,000(o)          518,906
 05-01-39                               4.50              500,000(o)          509,375
Federal Natl Mtge Assn #702038
 05-01-33                               5.00              996,851           1,031,974
Federal Natl Mtge Assn #725594
 07-01-34                               5.50            1,403,772           1,461,349
Federal Natl Mtge Assn #735224
 02-01-35                               5.50              901,271             939,364
Federal Natl Mtge Assn #745392
 12-01-20                               4.50              628,868             651,324
Federal Natl Mtge Assn #766641
 03-01-34                               5.00              585,359             605,435
Federal Natl Mtge Assn #770439
 04-01-34                               6.00               52,793              55,361
Federal Natl Mtge Assn #804303
 11-01-34                               5.50            1,142,336           1,189,190
Federal Natl Mtge Assn #848482
 12-01-35                               6.00              799,549             836,942
Federal Natl Mtge Assn #899938
 12-01-37                               7.00            1,385,961(t)        1,476,046
Federal Natl Mtge Assn #909214
 07-01-38                               7.00              482,513             513,924


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #915770
 03-01-37                               6.50%            $924,322(t)         $974,810
Federal Natl Mtge Assn #928860
 11-01-37                               8.00              314,842             335,215
Federal Natl Mtge Assn #949320
 10-01-37                               7.00              978,003           1,041,572
Govt Natl Mtge Assn
 04-01-39                               5.50              500,000(o)          519,533
 04-01-39                               6.00              500,000(o)          522,383
Lehman XS Trust
 Series 2006-16N Cl A1B
 11-25-46                               0.64              337,406(i)          309,781
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
 12-25-35                               5.50              929,806             735,200
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
 03-25-36                               5.12              113,440(e)           79,424
                                                                      ---------------
Total                                                                      22,606,546
-------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (0.5%)
Alion Science and Technology
 02-01-15                              10.25              650,000              97,500
L-3 Communications
 07-15-13                               6.13              500,000             480,000
 01-15-14                               6.13              250,000             236,250
                                                                      ---------------
Total                                                                         813,750
-------------------------------------------------------------------------------------

BANKING (1.1%)
Alfa MTN Markets/ABH Financial
 06-25-12                               8.20              150,000(c,d)        107,813
Banco BMG Sr Unsecured
 01-15-16                               9.15              100,000(c,d)         69,000
Bank of America
 Sr Unsecured
 05-01-18                               5.65               80,000              67,016
Goldman Sachs Group
 Sr Unsecured
 02-15-19                               7.50              150,000             152,890
HSBC Holdings
 Sub Nts
 06-01-38                               6.80              100,000(c)           85,033
JPMorgan Chase & Co
 Sr Unsecured
 01-15-18                               6.00              250,000             252,521
Merrill Lynch & Co
 04-25-18                               6.88              130,000             101,455
Morgan Stanley
 Sr Unsecured
 04-01-18                               6.63              250,000             238,377
Russian Standard Finance
 Sr Secured
 05-05-11                               8.63              100,000(c,d)         50,000
Temir Capital for JSC TemirBank
 Bank Guaranteed
 05-21-14                               9.50              300,000(c,d)        108,247
TuranAlem Finance
 Bank Guaranteed
 01-22-37                               8.25              150,000(c,d)         30,000
UK SPV Credit Finance for JSC
 Commercial Bank Privatbank
 Secured
 02-06-12                               8.00              100,000(c,d)         25,000
Wells Fargo & Co
 Sr Unsecured
 12-11-17                               5.63              750,000             684,308
                                                                      ---------------
Total                                                                       1,971,660
-------------------------------------------------------------------------------------

BROKERAGE (--%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                               6.88               90,000(b,j)         10,800
-------------------------------------------------------------------------------------

BUILDING MATERIALS (0.4%)
Gibraltar Inds
 Series B
 12-01-15                               8.00            1,150,000             621,000
-------------------------------------------------------------------------------------

CHEMICALS (1.8%)
Chemtura
 06-01-16                               6.88            1,280,000(b)          576,000
INVISTA
 Sr Unsecured
 05-01-12                               9.25              800,000(d)          720,000


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
CHEMICALS (CONT.)
MacDermid
 Sr Sub Nts
 04-15-17                               9.50%          $1,140,000(d)         $393,300
Momentive Performance Materials
 Pay-in-kind
 12-01-14                              10.13            1,106,265(l)          215,722
Nalco
 11-15-13                               8.88              600,000(s)          576,000
Nova Chemicals
 Sr Unsecured
 11-15-13                               5.72              865,000(c,i)        648,750
                                                                      ---------------
Total                                                                       3,129,772
-------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.4%)
Terex
 Sr Sub Nts
 11-15-17                               8.00              750,000             607,500
United Rentals North America
 02-15-12                               6.50              180,000             144,000
                                                                      ---------------
Total                                                                         751,500
-------------------------------------------------------------------------------------

CONSUMER CYCLICAL SERVICES (0.5%)
West Corp
 10-15-14                               9.50            1,000,000             696,250
 10-15-16                              11.00              120,000              79,800
                                                                      ---------------
Total                                                                         776,050
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.9%)
Jarden
 05-01-17                               7.50            1,250,000           1,012,500
Visant
 10-01-12                               7.63              500,000             473,750
                                                                      ---------------
Total                                                                       1,486,250
-------------------------------------------------------------------------------------

ELECTRIC (3.8%)
Aes Dominicana Energia Finance
 12-13-15                              11.00              200,000(c,d)        124,000
CenterPoint Energy Houston Electric LLC
 Series U
 03-01-14                               7.00              480,000             500,303
Dominion Resources
 Sr Nts
 01-15-19                               8.88              250,000             283,024
Dynegy Holdings
 Sr Unsecured
 05-01-16                               8.38              500,000             338,750
Energy Future Holdings
 11-01-17                              10.88              950,000             612,750
Indiana Michigan Power
 Sr Nts
 03-15-19                               7.00              600,000             592,340
Indiana Michigan Power
 Sr Unsecured
 03-15-37                               6.05              200,000             159,085
Jersey Central Power & Light
 Sr Unsecured
 02-01-19                               7.35              500,000             510,933
Majapahit Holding
 10-17-16                               7.75              200,000(c,d)        147,000
 06-28-17                               7.25              200,000(c,d)        139,750
Natl Power
 11-02-16                               6.88              300,000(c,d)        279,683
Nevada Power
 08-01-18                               6.50              720,000             691,703
NiSource Finance
 07-15-14                               5.40              165,000             131,869
 01-15-19                               6.80              280,000             225,014
NRG Energy
 02-01-16                               7.38              850,000             790,501
PacifiCorp
 1st Mtge
 09-15-13                               5.45              255,000             266,462
Potomac Electric Power
 1st Mtge
 12-15-38                               7.90              380,000             429,652
Sierra Pacific Power
 Series M
 05-15-16                               6.00              415,000             390,107
                                                                      ---------------
Total                                                                       6,612,926
-------------------------------------------------------------------------------------

ENTERTAINMENT (0.4%)
AMC Entertainment
 02-01-16                              11.00              765,000             696,150
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (1.6%)
Aramark
 02-01-15                               8.50              590,000(s)          542,800


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOOD AND BEVERAGE (CONT.)
Bertin Ltda
 Sr Unsecured
 10-05-16                              10.25%            $220,000(c,d)        $96,800
Cerveceria Nacional Dominicana
 03-27-12                              16.00              200,000(c,d)        134,520
Cott Beverages USA
 12-15-11                               8.00              870,000             491,550
Dr Pepper Snapple Group
 05-01-18                               6.82              615,000             580,444
Marfrig Overseas
 11-16-16                               9.63              120,000(c,d)         72,000
MHP
 Sr Secured
 11-30-11                              10.25              100,000(c,d)         40,000
Pinnacle Foods Finance LLC
 04-01-15                               9.25              500,000             397,500
 04-01-17                              10.63              550,000             385,000
                                                                      ---------------
Total                                                                       2,740,614
-------------------------------------------------------------------------------------

GAMING (2.3%)
Boyd Gaming
 Sr Sub Nts
 02-01-16                               7.13            1,050,000             567,000
Circus & Eldorado Jt Venture/Silver Legacy Capital
 1st Mtge
 03-01-12                              10.13              175,000             113,750
Firekeepers Development Authority
 Sr Secured
 05-01-15                              13.88              850,000(d)          510,000
Fontainebleau Las Vegas Holdings LLC/Capital
 2nd Mtge
 06-15-15                               0.00              150,000(b,d)          4,500
Indianapolis Downs LLC/Capital
 Sr Secured
 11-01-12                              11.00              750,000(d)          412,500
MGM MIRAGE
 07-15-15                               6.63              227,000              80,585
 06-01-16                               7.50              150,000              52,500
Pokagon Gaming Authority
 Sr Nts
 06-15-14                              10.38            1,181,000(d)          980,230
Seneca Gaming
 Sr Unsecured
 05-01-12                               7.25              450,000             287,438
Seneca Gaming
 Sr Unsecured Series B
 05-01-12                               7.25              615,000             392,831
Shingle Springs Tribal Gaming Authority
 Sr Nts
 06-15-15                               9.38              800,000(d)          328,000
Tunica-Biloxi Gaming Authority
 Sr Unsecured
 11-15-15                               9.00              210,000(d)          168,000
                                                                      ---------------
Total                                                                       3,897,334
-------------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.3%)
Southwestern Energy
 Sr Nts
 02-01-18                               7.50              500,000(d)          481,250
-------------------------------------------------------------------------------------

GAS PIPELINES (2.4%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                               7.75              375,000             381,048
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                               6.80              534,000             500,568
El Paso
 Sr Unsecured
 12-12-13                              12.00              320,000             339,200
 06-15-14                               6.88              805,000             717,028
Southern Star Central
 Sr Nts
 03-01-16                               6.75              280,000             233,800
Transcontinental Gas Pipe Line
 Sr Unsecured Series B
 08-15-11                               7.00            1,150,000           1,164,107
Williams Companies
 Sr Unsecured
 01-15-20                               8.75              215,000(d)          215,000
Williams Partners LP/Finance
 Sr Unsecured
 02-01-17                               7.25              615,000             522,750
                                                                      ---------------
Total                                                                       4,073,501
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

HEALTH CARE (3.2%)
Biomet
 10-15-17                              10.00%            $500,000(s)         $495,000
Community Health Systems
 07-15-15                               8.88            1,075,000           1,015,874
DaVita
 03-15-15                               7.25              750,000             720,938
HCA
 Sr Unsecured
 02-15-16                               6.50            1,200,000             789,000
IASIS Healthcare LLC/Capital
 06-15-14                               8.75              785,000             737,900
Omnicare
 12-15-13                               6.75              705,000             639,788
Select Medical
 02-01-15                               7.63              500,000             323,750
Select Medical
 Sr Unsecured
 09-15-15                               7.65              380,000(i)          203,300
Vanguard Health Holding II LLC
 10-01-14                               9.00              600,000             529,500
                                                                      ---------------
Total                                                                       5,455,050
-------------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.3%)
Coventry Health Care
 Sr Unsecured
 03-15-17                               5.95              765,000             487,063
-------------------------------------------------------------------------------------

HOME CONSTRUCTION (0.3%)
K Hovnanian Enterprises
 Sr Secured
 05-01-13                              11.50              750,000             522,188
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (3.7%)
Anadarko Petroleum
 Sr Unsecured
 09-15-16                               5.95              300,000             258,384
Canadian Natural Resources
 Sr Unsecured
 12-01-14                               4.90              300,000(c)          271,224
 02-01-39                               6.75              200,000(c)          159,335
Chesapeake Energy
 01-15-16                               6.63              850,000             707,625
Denbury Resources
 03-01-16                               9.75              215,000             207,475
EnCana Holdings Finance
 05-01-14                               5.80              850,000(c)          836,128
Forest Oil
 Sr Nts
 02-15-14                               8.50              370,000(d)          343,175
Nexen
 Sr Unsecured
 05-15-37                               6.40              500,000(c)          354,634
PetroHawk Energy
 07-15-13                               9.13               50,000              48,000
 06-01-15                               7.88              375,000(d)          330,000
PetroHawk Energy
 Sr Nts
 08-01-14                              10.50              360,000(d)          358,200
Quicksilver Resources
 08-01-15                               8.25              645,000             419,250
Range Resources
 05-01-18                               7.25              750,000             671,250
SandRidge Energy
 06-01-18                               8.00              740,000(d)          536,500
XTO Energy
 Sr Unsecured
 02-01-14                               4.90              892,000             864,075
                                                                      ---------------
Total                                                                       6,365,255
-------------------------------------------------------------------------------------

INTEGRATED ENERGY (0.5%)
Marathon Oil
 Sr Nts
 02-15-19                               7.50              300,000             302,247
Marathon Oil
 Sr Unsecured
 03-15-18                               5.90              220,000             202,981
TNK-BP Finance
 03-13-18                               7.88              425,000(c,d)        297,500
                                                                      ---------------
Total                                                                         802,728
-------------------------------------------------------------------------------------

LIFE INSURANCE (0.2%)
MetLife
 02-15-19                               7.72              150,000             134,499
Pricoa Global Funding I
 Sr Secured
 10-18-12                               5.40              150,000(d)          127,456
                                                                      ---------------
Total                                                                         261,955
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

MEDIA CABLE (3.0%)
CCO Holdings LLC/Capital
 Sr Unsecured
 11-15-13                               8.75%            $414,000(b,s)       $345,690
Charter Communications Operating LLC/Capital
 Secured
 04-30-12                               8.00              500,000(b,d)        457,500
 04-30-14                               8.38              111,000(b,d)         97,680
Comcast
 03-15-11                               5.50              750,000             761,669
 03-15-37                               6.45              280,000             244,622
CSC Holdings
 Sr Unsecured
 04-15-14                               8.50              695,000(d)          688,050
 06-15-15                               8.50              250,000(d)          245,000
DIRECTV Holdings LLC/Financing
 06-15-15                               6.38              750,000             706,875
Mediacom LLC/Capital
 Sr Unsecured
 01-15-13                               9.50            1,100,000           1,028,500
Videotron
 04-15-18                               9.13              110,000(c,d)        111,650
Virgin Media Finance
 04-15-14                               8.75              500,000(c)          472,500
                                                                      ---------------
Total                                                                       5,159,736
-------------------------------------------------------------------------------------

MEDIA NON CABLE (4.0%)
DISH DBS
 02-01-16                               7.13              800,000             716,000
Intelsat Jackson Holdings
 06-15-16                              11.25              900,000(c)          873,000
Lamar Media
 08-15-15                               6.63              950,000             693,500
Lamar Media
 Series C
 08-15-15                               6.63              195,000             140,400
Lamar Media
 Sr Nts
 04-01-14                               9.75              715,000(d,s)        693,550
LBI Media
 Sr Sub Nts
 08-01-17                               8.50              138,000(d)           40,365
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70              950,000             705,227
News America
 12-15-35                               6.40               95,000              70,380
 11-15-37                               6.65              350,000             262,270
 01-09-38                               6.75              870,000             877,847
Nielsen Finance LLC
 08-01-14                              10.00            1,000,000             860,000
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                               6.13              300,000             200,089
Thomson Reuters
 10-01-14                               5.70              350,000(c)          347,109
 07-15-18                               6.50              400,000(c)          372,623
                                                                      ---------------
Total                                                                       6,852,360
-------------------------------------------------------------------------------------

METALS (0.9%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-17                               8.38              850,000             794,750
Industrias Metalurgicas Pescarmona
 Sr Unsecured
 10-22-14                              11.25              350,000(c,d)        168,000
Noranda Aluminum Acquisition
 Pay-in-kind
 05-15-15                               6.60            1,420,000(i,l,s)      440,200
POSCO
 03-26-14                               8.75              100,000(c,d)        102,535
Vedanta Resources
 Sr Unsecured
 07-18-18                               9.50              100,000(c,d)         57,000
                                                                      ---------------
Total                                                                       1,562,485
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (0.4%)
Ford Motor Credit LLC
 Sr Unsecured
 08-10-11                               9.88              750,000             571,875
General Electric Capital
 Sr Unsecured
 01-10-39                               6.88              145,000             118,261
                                                                      ---------------
Total                                                                         690,136
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

OIL FIELD SERVICES (0.9%)
Gaz Capital
 Secured
 11-22-16                               6.21%            $100,000(c,d,s)      $74,500
 08-16-37                               7.29              300,000(c,d)        195,750
Gaz Capital
 Sr Unsecured
 03-07-22                               6.51              300,000(c,d)        193,500
Gazstream
 07-22-13                               5.63               49,389(c,d)         45,931
Helix Energy Solutions Group
 01-15-16                               9.50              750,000(d)          442,501
KazMunaiGaz Finance
 07-02-18                               9.13              100,000(c,d)         74,765
Weatherford Intl
 03-01-19                               9.63              425,000(c)          439,583
                                                                      ---------------
Total                                                                       1,466,530
-------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.4%)
Cardtronics
 08-15-13                               9.25              978,000             625,920
-------------------------------------------------------------------------------------

OTHER INDUSTRY (0.1%)
Chart Inds
 Sr Sub Nts
 10-15-15                               9.13              170,000             123,675
-------------------------------------------------------------------------------------

PAPER (1.2%)
Boise Cascade LLC
 10-15-14                               7.13               70,000              28,700
Cascades
 02-15-13                               7.25              750,000(c)          418,125
Georgia-Pacific LLC
 06-15-15                               7.70              950,000             859,750
NewPage
 Sr Secured
 05-01-12                               7.42              220,000(i)           62,700
 05-01-12                              10.00            1,934,000             672,065
Norampac Inds
 06-01-13                               6.75               80,000(c)           35,600
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00              110,000(b,j)         13,200
                                                                      ---------------
Total                                                                       2,090,140
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.1%)
Roche Holdings
 03-01-39                               7.00              195,000(d)          204,052
-------------------------------------------------------------------------------------

RAILROADS (0.2%)
Burlington Northern Sante Fe
 Sr Unsecured
 01-15-15                               4.88              100,000(s)           94,269
CSX
 Sr Unsecured
 04-01-15                               6.25              285,000             259,081
                                                                      ---------------
Total                                                                         353,350
-------------------------------------------------------------------------------------

SUPERMARKETS (0.1%)
Controladora Comerical Mexicana
 (Mexican Peso)
 03-30-27                               8.70            5,100,000(b,c,d)      107,515
-------------------------------------------------------------------------------------

TECHNOLOGY (1.4%)
Communications & Power Inds
 02-01-12                               8.00              500,000             440,625
Flextronics Intl
 Sr Sub Nts
 11-15-14                               6.25              500,000(c)          422,500
SS&C Technologies
 12-01-13                              11.75              785,000             667,250
SunGard Data Systems
 08-15-13                               9.13              500,000             435,000
 08-15-15                              10.25              650,000(s)          455,000
                                                                      ---------------
Total                                                                       2,420,375
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.9%)
Erac USA Finance
 10-15-17                               6.38              595,000(d)          379,936
FedEx
 Sr Nts
 01-15-19                               8.00              500,000             524,763
Hertz
 01-01-14                               8.88            1,050,000             636,563
                                                                      ---------------
Total                                                                       1,541,262
-------------------------------------------------------------------------------------

TREASURY (1.5%)(c)
Buoni Poliennali Del Tesoro
 (European Monetary Unit) Sr Unsecured
 08-01-17                               5.25              800,000           1,166,985


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
TREASURY (CONT.)
Govt of Canada
 (Canadian Dollar)
 09-01-09                               4.25%              55,000              44,331
 06-01-18                               4.25              300,000             269,415
Govt of Indonesia
 (Indonesian Rupiah)
 07-15-22                              10.25        2,900,000,000             207,333
Govt of New Zealand
 (New Zealand Dollar)
 07-15-09                               7.00               20,000              11,531
Govt of Norway
 (Norwegian Krone)
 05-16-11                               6.00               37,000               5,949
Govt of Poland
 (Polish Zloty)
 03-24-10                               5.75               51,000              14,805
Govt of Sweden
 (Swedish Krona)
 05-05-14                               6.75              100,000              14,790
Mexican Fixed Rate Bonds
 (Mexican Peso)
 12-18-14                               9.50            2,000,000             155,167
United Kingdom Treasury
 (British Pound)
 09-07-14                               5.00               91,000             148,181
 03-07-19                               4.50              300,000             479,140
                                                                      ---------------
Total                                                                       2,517,627
-------------------------------------------------------------------------------------

WIRELESS (1.7%)
Cricket Communications
 07-15-15                              10.00              750,000(d)          718,125
MetroPCS Wireless
 11-01-14                               9.25              500,000             485,000
MetroPCS Wireless
 Sr Nts
 11-01-14                               9.25              205,000(d)          197,825
Nextel Communications
 Series D
 08-01-15                               7.38              285,000             151,050
Rogers Communications
 08-15-18                               6.80              200,000(c)          198,750
Sprint Capital
 01-30-11                               7.63              500,000             462,500
 03-15-12                               8.38              700,000             630,000
US Cellular
 Sr Unsecured
 12-15-33                               6.70              155,000             117,179
                                                                      ---------------
Total                                                                       2,960,429
-------------------------------------------------------------------------------------

WIRELINES (5.1%)
AT&T
 Sr Unsecured
 03-15-11                               6.25                5,000               5,222
 01-15-38                               6.30              630,000             553,736
Cincinnati Bell
 01-15-14                               8.38              500,000             470,000
Citizens Communications
 Sr Unsecured
 03-15-15                               6.63              500,000             422,500
Fairpoint Communications
 Sr Unsecured
 04-01-18                              13.13            1,041,000(d)          218,610
Level 3 Financing
 03-15-13                              12.25              800,000(s)          600,000
Qwest
 Sr Unsecured
 06-15-15                               7.63              925,000             832,500
Telecom Italia Capital
 11-15-13                               5.25              360,000(c)          323,293
Telefonica Europe
 09-15-10                               7.75            1,140,000(c)        1,190,459
TELUS
 Sr Unsecured
 06-01-11                               8.00            1,280,000(c)        1,332,373
Time Warner Telecom Holdings
 02-15-14                               9.25              600,000             579,000
Verizon New York
 Sr Unsecured Series A
 04-01-12                               6.88            1,603,000           1,641,886


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELINES (CONT.)
Windstream
 03-15-19                               7.00%            $850,000            $748,000
                                                                      ---------------
Total                                                                       8,917,579
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $140,685,273)                                                     $133,582,035
-------------------------------------------------------------------------------------



SENIOR LOANS (19.1%)(p)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
AEROSPACE & DEFENSE (0.5%)
Spirit AeroSystems
 Tranche B1 Term Loan
 09-30-13                               2.91%            $201,729            $182,692
TransDigm
 Term Loan
 06-23-13                               3.23              500,000             452,710
Wesco Aircraft Hardware
 1st Lien Term Loan
 09-30-13                               2.77              125,000             100,500
Wesco Aircraft Hardware
 2nd Lien Term Loan
 03-28-14                               6.27              125,000              89,375
                                                                      ---------------
Total                                                                         825,277
-------------------------------------------------------------------------------------

AUTOMOTIVE (0.3%)
Delphi
 Debtor In Possession
 Tranche B Term Loan
 06-30-09                               9.25               41,636(m)           32,823
Exide Technologies
 Term Loan
 05-15-12                               3.63               49,125              32,176
Goodyear Engineered Product
 Delayed Draw Term Loan
 07-31-14                               3.04                6,187               2,320
Goodyear Engineered Product
 Term Loan
 07-31-14                               3.04               43,203              16,201
Goodyear Tire & Rubber
 2nd Lien Term Loan
 TBD                                     TBD              263,297(o,q)        183,463
Mark IV Inds
 Tranche B Term Loan
 06-21-11                          5.80-8.20              442,945(b)           85,267
Oshkosh Truck
 Tranche B Term Loan
 12-06-13                          6.54-7.32              311,332             231,631
                                                                      ---------------
Total                                                                         583,881
-------------------------------------------------------------------------------------

BROKERAGE (--%)
Nuveen Investments
 Term Loan
 11-13-14                          3.52-4.23              123,750              66,648
-------------------------------------------------------------------------------------

CHEMICALS (0.7%)
Brenntag Holding Acquisition Term Loan
 01-20-14                          2.55-3.50                9,818(c)            7,118
Brenntag Holding
 Tranche B2 Term Loan
 01-20-14                          2.55-3.50               40,182(c)           29,132
Celanese US Holdings LLC
 Credit Linked Deposit
 04-02-14                          0.50-1.50              525,455(c)          448,114
Georgia Gulf
 Term Loan
 10-03-13                          8.75-9.50              124,326              53,978
Hexion Specialty Chemical
 Tranche C5 Term Loan
 05-05-13                               3.50               98,500              27,580
Huntsman Intl LLC
 Tranche B Term Loan
 04-21-14                               2.27              187,805             122,475
Kraton Polymers LLC
 Term Loan
 05-12-13                               3.25               95,553              55,216
Lyondell Chemical
 Debtor In Possession
 Term Loan
 TBD                                     TBD                8,913(m,o,q,r)      8,829
 12-20-09                              13.00               17,835(m)           17,665
Lyondell Chemical
 Tranche B2 Term Loan
 12-22-14                               7.00               99,249              23,386


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
CHEMICALS (CONT.)
Millenium Chemicals
 1st Lien Term Loan
 05-15-14                               3.47%            $156,984             $91,835
Millenium Chemicals
 2nd Lien Term Loan
 11-15-14                               6.97              125,000(n)           61,250
PQ
 1st Lien Term Loan
 07-31-14                          4.43-4.47               74,438              44,042
Univar
 Tranche B Term Loan
 10-10-14                               4.22               57,358(c)           29,253
 11-13-14                               4.22              525,476(c)          267,993
                                                                      ---------------
Total                                                                       1,287,866
-------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.5%)
Flowserve
 Term Loan
 08-10-12                          2.75-2.94              619,139             585,086
Manitowoc
 Tranche B Term Loan
 08-25-14                               6.50               99,750              70,573
Xerium Technologies
 Tranche B Term Loan
 05-18-12                               6.72              262,335             153,904
                                                                      ---------------
Total                                                                         809,563
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.8%)
Amscan Holdings
 Term Loan
 05-27-13                          3.47-4.10              162,105             126,442
Central Garden & Pet
 Tranche B Term Loan
 09-30-12                               2.03              179,067             118,184
Fender Musical Instruments
 Delayed Draw Term Loan
 06-09-14                               2.75               16,583               6,633
Fender Musical Instruments
 Term Loan
 06-09-14                               3.47               32,833              13,133
Jarden
 Tranche B1 Term Loan
 01-24-12                          1.75-4.00              325,688             292,576
Jarden
 Tranche B3 Term Loan
 01-24-12                          3.72-4.75              199,494             180,684
Prestige Brands
 Tranche B Term Loan
 04-06-11                               2.77              229,065             210,740
Visant
 Tranche C Term Loan
 12-21-11                               2.50              486,372             432,059
                                                                      ---------------
Total                                                                       1,380,451
-------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.3%)
Contech Construction Products
 Term Loan
 01-31-13                               2.54              374,529             169,475
Foamex LP
 1st Lien Term Loan
 02-12-13                               4.34              243,647(b)           62,537
Johnson Diversey
 Delayed Draw Term Loan
 12-16-10                               3.18               54,998              47,573
Johnson Diversey
 Tranche B Term Loan
 12-16-11                               3.18              164,887             142,627
New Customer Service LLC
 Term Loan
 05-22-14                          3.02-3.85               47,218              29,747
Rexnord LLC/RBS Global
 Tranche B2 Term Loan
 07-19-13                               2.56              160,788             123,807
                                                                      ---------------
Total                                                                         575,766
-------------------------------------------------------------------------------------

ELECTRIC (1.4%)
AES
 Term Loan
 TBD                                     TBD              225,000(o,q)        205,875
ANP Funding I LLC
 Tranche A Term Loan
 07-29-10                          4.00-4.91              342,307             320,485
Bicent Power LLC
 Tranche B 1st Lien Term Loan
 06-30-14                               3.22               13,912               9,599


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ELECTRIC (CONT.)
Boston Generating LLC
 1st Lien Revolving Credit Term Loan
 12-20-13                          1.10-2.38%              $9,769              $5,910
Boston Generating LLC
 1st Lien Synthetic Letter of Credit
 12-20-13                               1.10               34,891              21,109
Boston Generating LLC
 Tranche B 1st Lien Term Loan
 12-20-13                               2.77              154,157              92,032
Covanta Energy
 Letter of Credit
 02-10-14                               1.09              164,948             144,193
Covanta Energy
 Term Loan
 02-10-14                               2.06              329,188             287,766
Dynegy Holdings
 Letter of Credit
 04-02-13                               2.02              184,888             151,263
Energy Future Holdings
 Tranche B2 Term Loan
 10-10-14                          4.02-4.03              497,178             326,896
FirstLight Power Resources
 Synthetic Letter of Credit
 11-01-13                          1.10-2.65                5,707               4,965
FirstLight Power Resources
 Tranche B 1st Lien Term Loan
 11-01-13                               3.75               44,293              38,535
NRG Energy Credit Linked Deposit
 02-01-13                               1.12              160,950             144,403
NRG Energy
 Term Loan
 02-01-13                               2.72              301,542             270,541
Reliant Energy
 Letter of Credit
 06-30-14                               0.49               50,000              41,500
TPF Generation Holdings LLC
 1st Lien Synthetic Letter of Credit
 12-15-13                          1.12-2.10               61,739              55,781
TPF Generation Holdings LLC
 1st Lien Term Loan
 12-15-13                               2.52              183,733             166,003
TPF Generation Holdings LLC
 Synthetic Revolver Term Loan
 12-15-11                          1.12-2.10               19,354              17,486
USPF Holdings LLC
 Term Loan
 04-11-14                               2.31              174,551             148,368
                                                                      ---------------
Total                                                                       2,452,710
-------------------------------------------------------------------------------------

ENTERTAINMENT (0.8%)
24 Hour Fitness Worldwide
 Tranche B Term Loan
 06-08-12                          3.02-3.93               98,982              49,491
AMC Entertainment
 Term Loan
 01-28-13                               2.02              527,901             474,124
Hit Entertainment
 2nd Lien Term Loan
 02-26-13                               6.74              200,000              50,000
Hit Entertainment
 Term Loan
 03-20-12                               3.49              354,652             170,233
Regal Cinemas
 Term Loan
 10-27-13                               4.97              689,893             641,600
Six Flags Theme Parks
 Tranche B Term Loan
 04-30-15                          2.78-3.68                1,148                 769
                                                                      ---------------
Total                                                                       1,386,217
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.8%)
Birds Eye Foods
 Tranche B Term Loan
 TBD                                     TBD              164,925(o,q)        148,433
Bolthouse Farms
 1st Lien Term Loan
 12-16-12                               2.81              221,052             187,894
Constellation Brands
 Tranche B Term Loan
 06-05-13                          2.06-2.81              617,467             578,492
Dean Foods
 Tranche B Term Loan
 04-02-14                          2.02-2.72              452,131             404,820
                                                                      ---------------
Total                                                                       1,319,639
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

GAMING (1.0%)
Ameristar Casinos
 Term Loan
 11-10-12                               4.51%            $314,272            $251,417
Cannery Casino Resorts LLC
 1st Lien Delayed Draw Term Loan
 05-16-14                          2.75-2.81              471,260             377,008
Cannery Casino Resorts LLC
 1st Lien Term Loan
 05-17-13                               2.77              570,059             456,047
Cannery Casino Resorts LLC
 2nd Lien Term Loan
 05-18-14                               4.77               25,000              10,000
CCM Merger
 Tranche B Term Loan
 07-13-12                               8.50              300,179             158,095
Fontainebleau Las Vegas LLC
 Delayed Draw Term Loan
 06-06-14                               5.25               75,000              11,500
Fontainebleau Las Vegas LLC
 Term Loan
 06-06-14                               4.53              150,000(b)           23,000
Golden Nugget
 1st Lien Term Loan
 TBD                                     TBD                6,061(o,q)          2,091
 06-30-14                          2.52-2.57               93,939              32,409
Golden Nugget
 2nd Lien Term Loan
 12-31-14                               3.77               50,000               7,000
Greektown Holdings LLC
 Tranche B Term Loan
 12-03-12                              16.75               74,775(b)           11,777
Green Valley Ranch Gaming LLC
 2nd Lien Term Loan
 08-16-14                               3.81              300,000              15,000
Seminole Tribe of Florida
 Tranche B1 Delayed Draw Term Loan
 03-05-14                               2.75               30,901              27,348
Seminole Tribe of Florida
 Tranche B2 Delayed Draw Term Loan
 03-05-14                               2.75              111,300              98,501
Seminole Tribe of Florida
 Tranche B3 Delayed Draw Term Loan
 03-05-14                               2.75               95,354              84,388
Venetian Casino Resort
 Delayed Draw Term Loan
 05-23-14                               2.27               19,850              10,509
Venetian Casino Resort
 Tranche B Term Loan
 05-23-14                               2.27               78,600              41,614
Wembly
 Term Loan
 07-18-11                               4.75              262,900              70,983
                                                                      ---------------
Total                                                                       1,688,687
-------------------------------------------------------------------------------------

GAS PIPELINES (0.1%)
Calumet Lubricants LP
 Credit Linked Letter of Credit
 01-03-15                          1.28-4.00               14,368               7,184
Calumet Lubricants LP
 Term Loan
 01-03-15                               5.24              107,783              53,892
Coffeyville Resources LLC
 Letter of Credit
 12-28-10                               5.36               16,641              12,813
Coffeyville Resources LLC
 Tranche D Term Loan
 12-30-13                               8.75               54,253              41,775
                                                                      ---------------
Total                                                                         115,664
-------------------------------------------------------------------------------------

HEALTH CARE (2.9%)
AGA Medical
 Tranche B Term Loan
 04-28-13                          2.57-3.69              200,000             162,000
Biomet
 Term Loan
 03-25-15                          3.52-4.22              249,375             224,298
Capella Healthcare
 1st Lien Term Loan
 02-28-15                               5.75              123,750             100,238
Carestream Health
 1st Lien Term Loan
 04-30-13                          2.52-3.17              555,565             442,230
Community Health Systems
 Delayed Draw Term Loan
 07-25-14                               2.77               17,029              14,685


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
HEALTH CARE (CONT.)
Community Health Systems
 Term Loan
 07-25-14                          2.77-3.51%            $332,971            $287,141
DaVita
 Tranche B1 Term Loan
 10-05-12                          2.02-2.74              280,893             259,652
Emdeon Business Services LLC
 1st Lien Term Loan
 11-18-13                          2.52-3.22              169,241             147,239
HCA
 Tranche B1 Term Loan
 11-18-13                               3.47              494,022             418,135
Health Management Associates
 Tranche B Term Loan
 02-28-14                               2.97              493,794             398,388
IASIS Healthcare LLC
 Delayed Draw Term Loan
 03-14-14                               2.52              473,370             398,223
IASIS Healthcare LLC
 Synthetic Letter of Credit
 03-14-14                               0.42              127,186             106,995
inVentiv Health
 Term Loan
 07-07-14                               2.97                   59                  49
Inverness Medical
 1st Lien Term Loan
 06-26-14                          2.51-3.23               49,250              42,879
Inverness Medical
 2nd Lien Term Loan
 06-26-15                               4.76              500,000             403,335
Life Technologies
 Tranche B Term Loan
 11-20-15                               5.25              149,625             147,818
Natl Mentor Holdings
 Letter of Credit
 06-29-13                               2.15                7,161               4,595
Natl Mentor Holdings
 Tranche B Term Loan
 06-29-13                               3.22              116,940              75,037
Royalty Pharma Finance Trust
 Tranche B Term Loan
 04-16-13                               3.47              521,861             482,287
Select Medical
 Tranche B Term Loan
 02-24-12                          3.25-4.25               74,229              60,404
Stiefel Laboratories
 Delayed Draw Term Loan
 12-28-13                               3.41               40,873              35,968
Stiefel Laboratories
 Term Loan
 12-28-13                               3.41               53,438              47,025
Vanguard Health Systems
 Term Loan
 09-23-11                               2.77              745,433             678,813
                                                                      ---------------
Total                                                                       4,937,434
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.2%)
Quicksilver Resources
 2nd Lien Term Loan
 08-08-13                               7.75              116,600              86,721
Riverside Energy Center
 Term Loan
 TBD                                     TBD              145,582(o,q)        132,479
Rocky Mountain Energy Center LLC
 Term Loan
 TBD                                     TBD               79,418(o,q)         72,271
                                                                      ---------------
Total                                                                         291,471
-------------------------------------------------------------------------------------

LIFE INSURANCE (0.1%)
Conseco
 Term Loan
 10-10-13                               4.56              287,370              96,091
-------------------------------------------------------------------------------------

MEDIA CABLE (1.2%)
Cequel Communications LLC
 Term Loan
 11-05-13                          2.52-2.56              246,851             212,060
Charter Communications Operating LLC
 Term Loan
 03-05-14                          5.18-5.36                1,250               1,012
CSC Holdings
 Incremental Term Loan
 03-29-13                               2.31              368,570             334,709
DirecTV Holdings LLC
 Tranche B Term Loan
 04-13-13                               2.02              456,139             428,963


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MEDIA CABLE (CONT.)
Mediacom Communications
 Tranche D2 Term Loan
 01-31-15                               2.22%            $360,471            $303,697
NTL Telewest
 Tranche B10 Term Loan
 09-03-12                               4.63              838,564(c)          769,382
Telesat
 Term Loan
 10-31-14                               4.22                7,833(c)            6,832
 10-31-14                          3.52-4.27               91,205(c)           79,543
                                                                      ---------------
Total                                                                       2,136,198
-------------------------------------------------------------------------------------

MEDIA NON CABLE (2.1%)
Advanstar Communications
 2nd Lien Term Loan
 11-28-14                               6.22               25,000               2,167
CanWest Mediaworks LP
 Tranche D Term Loan
 07-10-14                               3.26               49,125(c)           17,439
Cengage Learning
 Term Loan
 07-03-14                               3.02              555,766             375,315
Citadel Broadcasting
 Tranche B Term Loan
 06-12-14                          2.25-2.97               50,000              17,500
CMP Susquehanna
 Term Loan
 05-05-13                          2.55-2.56              345,403             121,582
Cumulus Media
 Term Loan
 06-11-14                               2.31              414,648             170,698
CW Media Holdings
 Tranche B Term Loan
 02-16-15                          4.47-5.50              197,500             141,706
Deluxe Communications
 Tranche A Credit Linked Deposit
 05-11-13                          1.12-2.35               13,924               8,006
Deluxe Communications
 Tranche B Term Loan
 05-11-13                          2.77-3.47              250,740             144,175
Deluxe Communications
 Tranche C Term Loan
 05-11-13                               3.47               24,585              14,136
Emmis Operating
 Tranche B Term Loan
 11-01-13                          2.52-3.23              416,725             172,245
GateHouse Media
 Term Loan
 08-28-14                               2.79              700,000             142,800
Gray Television
 Tranche B Term Loan
 12-31-14                          2.01-2.93              319,699             132,141
Intelsat Jackson Holdings
 Term Loan
 02-01-14                          3.92-4.44              625,000(c)          455,938
Intelsat
 Tranche B2A Term Loan
 01-03-14                               3.93              163,768             143,161
Intelsat
 Tranche B2B Term Loan
 01-03-14                               3.93              163,719             143,118
Intelsat
 Tranche B2C Term Loan
 01-03-14                               3.93              163,719             143,118
Lodgenet Entertainment
 Term Loan
 04-04-14                          2.52-3.22              282,300             159,028
MediaNews Group
 Tranche C Term Loan
 08-02-13                               4.97              163,676(b)           16,368
Newsday LLC
 Term Loan
 08-01-13                               6.59               25,000              22,375
Penton Media
 1st Lien Term Loan
 02-01-13                          2.77-3.42              492,481             182,218
Penton Media
 2nd Lien Term Loan
 02-01-14                               6.17               75,000               6,500
Quebecor Media
 Tranche B Term Loan
 01-17-13                               3.09              244,950(c)          211,575
Revolution Studios
 Tranche B Term Loan
 12-21-14                               4.27              287,299             183,871


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
24  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MEDIA NON CABLE (CONT.)
Spanish Broadcasting System
 1st Lien Term Loan
 06-10-12                               2.97%            $373,868            $114,030
Tribune Company
 Tranche B Term Loan
 06-04-14                               0.00               98,750(b)           26,063
Tribune Company
 Tranche X Term Loan
 06-04-09                               0.00               17,067(b)            4,453
Univision Communications
 Term Loan
 09-29-14                               2.77              800,000             402,448
Zuffa LLC
 Term Loan
 06-19-15                               2.56               24,625              18,038
                                                                      ---------------
Total                                                                       3,692,212
-------------------------------------------------------------------------------------

METALS (0.3%)
Aleris Intl
 Debtor In Possession
 Term Loan
 TBD                                     TBD               65,237(m,o,q,r)     50,233
 02-12-10                              13.00               43,492(m)           33,488
Aleris Intl
 Tranche C1 Term Loan
 12-19-13                               4.25              258,509(b)           18,096
Edgen Murray
 2nd Lien Term Loan
 05-11-15                               7.24               25,000              11,250
Edgen Murray
 Term Loan
 05-12-14                          3.31-3.99               49,250              29,181
Essar Steel Algoma
 Term Loan
 06-20-13                               3.02              326,973(c)          171,660
Mueller Group
 Tranche B Term Loan
 05-24-14                          2.27-2.97               23,247              18,395
Noranda Aluminum Acquisition
 Tranche B Term Loan
 05-18-14                               2.56               19,673              10,000
Novelis
 Term Loan
 07-06-14                          2.52-3.22              295,368(c)          184,605
                                                                      ---------------
Total                                                                         526,908
-------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.4%)
Ameritrade Holding
 Tranche B Term Loan
 12-31-12                               2.06              638,198             593,524
Asurion
 1st Lien Term Loan
 07-03-14                          3.53-4.24              100,000              84,000
                                                                      ---------------
Total                                                                         677,524
-------------------------------------------------------------------------------------

OTHER INDUSTRY (0.2%)
Lender Processing Services
 Tranche B Term Loan
 07-01-14                               3.02              281,388             271,540
-------------------------------------------------------------------------------------

PACKAGING (0.5%)
BWay
 Tranche B Term Loan
 07-17-13                          3.44-3.69              161,714             134,223
Graham Packaging LP
 Term Loan
 10-07-11                          2.75-6.31              395,960             337,389
Graphic Packaging Intl
 Incremental Term Loan
 05-16-14                          3.26-4.10              444,443             388,701
                                                                      ---------------
Total                                                                         860,313
-------------------------------------------------------------------------------------

PAPER (0.5%)
Georgia-Pacific LLC
 Tranche B Term Loan
 12-20-12                          2.52-3.30              441,694             390,660
Smurfit-Stone Container Enterprises
 Letter of Credit
 11-01-10                               3.07              291,100             190,793
Smurfit-Stone Container Enterprises
 Tranche B Term Loan
 11-01-11                               2.82              326,359             213,902
                                                                      ---------------
Total                                                                         795,355
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

PHARMACEUTICALS (0.2%)
Cardinal Health
 Term Loan
 04-10-14                               2.77%            $672,713            $412,878
-------------------------------------------------------------------------------------

RAILROADS (0.1%)
RailAmerica
 Term Loan
 08-14-09                               5.44              150,000             130,500
-------------------------------------------------------------------------------------

REFINING (0.2%)
Western Refining
 Term Loan
 05-30-14                               8.25              457,321             298,023
-------------------------------------------------------------------------------------

RESTAURANTS (0.3%)
Arby's Restaurant Group
 Term Loan
 07-25-12                               6.75              362,575             319,066
Buffets
 Letter of Credit
 11-01-13                          7.75-7.81              338,787(b)           23,715
Buffets
 Pay-in-kind
 Tranche 3 Term Loan
 04-30-09                               7.77              116,389(b,l)          8,147
Dennys
 Credit Linked Deposit
 03-31-12                               0.52              123,333             104,833
El Pollo Loco
 Term Loan
 11-18-11                               3.01              179,557             125,690
                                                                      ---------------
Total                                                                         581,451
-------------------------------------------------------------------------------------

RETAILERS (0.8%)
Davids Bridal
 Term Loan
 01-31-14                          2.52-3.22              528,496             348,808
General Nutrition Centers
 Term Loan
 09-16-13                          2.25-3.69              199,492             145,629
Gregg Appliances
 Term Loan
 07-25-13                          2.52-2.55               22,313              13,611
Lone Star Steakhouse & Saloon
 Term Loan
 07-06-14                               3.75               24,563              13,509
Pantry
 Delayed Draw Term Loan
 05-15-14                               2.02               25,629              21,657
Pantry
 Term Loan
 05-15-14                               2.02               89,025              75,226
Pep Boys-Manny Moe & Jack
 Term Loan
 10-27-13                               3.26              239,269             160,310
Rent-A-Center
 Tranche B Term Loan
 06-30-12                          2.27-2.31               64,474              58,671
Sally Holdings LLC
 Tranche B Term Loan
 11-16-13                          2.77-3.51              443,411             376,346
Sports Authority
 Term Loan
 05-03-13                          2.77-3.47              451,868             132,546
                                                                      ---------------
Total                                                                       1,346,313
-------------------------------------------------------------------------------------

SUPERMARKETS (0.2%)
Supervalu
 Tranche B Term Loan
 06-02-12                               1.77              453,334             401,831
-------------------------------------------------------------------------------------

TECHNOLOGY (0.4%)
BearingPoint
 Letter of Credit
 05-18-12                               0.00               50,000(b)           35,000
BearingPoint
 Term Loan
 05-18-12                               0.00               49,125(b)           37,007
Brocade Communications Systems
 Term Loan
 10-07-13                               7.00               98,750              91,673
Freescale Semiconductor
 Term Loan
 11-29-13                               2.26              291,966             119,122
Infor Global Solutions
 Delayed Draw Term Loan
 07-30-12                               4.27               86,543              51,493


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
26  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
TECHNOLOGY (CONT.)
Infor Global Solutions
 Term Loan
 07-30-12                               4.27%            $165,868             $98,692
Metavante
 Term Loan
 11-01-14                               2.92               74,250              67,444
Sabre
 Term Loan
 09-30-14                          2.76-3.42              300,000             156,563
Verint Systems
 Term Loan
 05-25-14                               3.81               23,462              14,429
                                                                      ---------------
Total                                                                         671,423
-------------------------------------------------------------------------------------

TEXTILE (0.3%)
Hanesbrands
 Tranche A 1st Lien Term Loan
 09-05-12                               2.66              144,977             138,453
Levi Strauss & Co
 Term Loan
 03-27-14                               2.81              100,000              59,250
St. John Knits Intl
 Term Loan
 03-23-12                               9.00               96,469              62,705
William Carter
 Term Loan
 07-14-12                          2.02-2.67              275,621             246,681
                                                                      ---------------
Total                                                                         507,089
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (--%)
Hertz
 Letter of Credit
 12-21-12                               1.23              110,430              82,657
-------------------------------------------------------------------------------------

WIRELESS (0.4%)
Cricket Communications
 Tranche B Term Loan
 06-16-13                               5.75               99,744              93,915
Crown Castle Operating
 Tranche B Term Loan
 03-06-14                               2.02               52,975              46,949
Hawaiian Telecom
 Tranche C Term Loan
 05-30-14                               4.75               28,180              12,597
MetroPCS Wireless
 Tranche B Term Loan
 11-03-13                          2.81-3.44              329,846             299,542
Ntelos
 Tranche B1 Term Loan
 08-24-11                               2.77              140,689             130,489
PAETEC Holding
 Incremental Term Loan
 02-28-13                               3.02               99,000              78,458
                                                                      ---------------
Total                                                                         661,950
-------------------------------------------------------------------------------------

WIRELINES (0.6%)
Alaska Communications Systems Holdings
 Term Loan
 02-01-12                               2.97              398,120             349,848
Iowa Telecommunications Services
 Tranche B Term Loan
 11-23-11                          2.32-2.99              500,000             432,500
Time Warner Telecom Holdings
 Tranche B Term Loan
 01-07-13                               2.52              224,123             201,711
                                                                      ---------------
Total                                                                         984,059
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $44,207,163)                                                       $32,855,589
-------------------------------------------------------------------------------------






MONEY MARKET FUND (5.8%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.32%              9,981,117(u)          $9,981,117
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $9,981,117)                                                         $9,981,117
-------------------------------------------------------------------------------------





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON
LOAN (3.5%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     6,069,058             $6,069,058
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $6,069,058)                                                         $6,069,058
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $200,941,313)(v)                                                  $182,488,844
=====================================================================================



INVESTMENTS IN DERIVATIVES


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MARCH 31, 2009



                        CURRENCY TO BE         CURRENCY TO BE      UNREALIZED     UNREALIZED
EXCHANGE DATE              DELIVERED              RECEIVED        APPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------
April 22, 2009                    (857,000)            (682,776)      $2,742             $--
                           Canadian Dollar          U.S. Dollar
---------------------------------------------------------------------------------------------
April 22, 2009                  (1,300,000)          (1,647,276)          --         (80,087)
                    European Monetary Unit          U.S. Dollar
---------------------------------------------------------------------------------------------
April 22, 2009                  (1,115,000)            (987,486)       7,085              --
                               Swiss Franc          U.S. Dollar
---------------------------------------------------------------------------------------------
April 22, 2009                     (66,000)             (57,327)          --            (706)
                               Swiss Franc          U.S. Dollar
---------------------------------------------------------------------------------------------
April 22, 2009                      60,611               44,000        2,560              --
                               U.S. Dollar        British Pound
---------------------------------------------------------------------------------------------
April 22, 2009                     985,000              680,000           --          (8,720)
                               U.S. Dollar        British Pound
---------------------------------------------------------------------------------------------
April 22, 2009                     670,470           66,175,000           --          (1,677)
                               U.S. Dollar         Japanese Yen
---------------------------------------------------------------------------------------------
April 22, 2009                   1,658,705            3,047,000       76,952              --
                               U.S. Dollar   New Zealand Dollar
---------------------------------------------------------------------------------------------
Total                                                                $89,339        $(91,190)
---------------------------------------------------------------------------------------------






See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
28  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FUTURES CONTRACTS OUTSTANDING AT MARCH 31, 2009



                              NUMBER OF                                  UNREALIZED
                              CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION        LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
-------------------------------------------------------------------------------------
U.S. Long Bond, 20-year           56        $7,263,375     June 2009      $194,398
U.S. Treasury Note, 2-
  year                            58        12,637,656     July 2009        56,093
U.S. Treasury Note, 5-
  year                           (67)       (7,957,297)    July 2009       (94,769)
U.S. Treasury Note, 10-
  year                           (64)       (7,941,000)    June 2009      (164,128)
-------------------------------------------------------------------------------------
Total                                                                      $(8,406)
-------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2009, the value of foreign securities represented 15.7% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $14,769,901 or 8.6% of net assets.

(e) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2009.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2009.


--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  29

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(j)  This position is in bankruptcy.

(k) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(l) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(m) The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.

(n)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). The aggregate value of such securities at March 31, 2009 was $61,250 representing 0.04% of net assets. Information concerning such security holdings at March 31, 2009, is as follows:

                                          ACQUISITION
     SECURITY                                DATES           COST
     -------------------------------------------------------------
     Millenium Chemicals
       2nd Lien
       6.97% Term Loan 2014                 10-23-08       $46,994


(o) At March 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $8,599,001. See Note 1 to the financial statements.

(p) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(q) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(r) At March 31, 2009, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                      UNFUNDED
     BORROWER                                        COMMITMENT
     ----------------------------------------------------------
     Aleris Intl
       Debtor In Possession                            $63,200
     Lyondell Chemical
       Debtor In Possession                              8,771
     ----------------------------------------------------------
     Total                                             $71,971
     ----------------------------------------------------------


(s) At March 31, 2009, security was partially or fully on loan. See Note 5 to the financial statements.


--------------------------------------------------------------------------------
30  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(t) At March 31, 2009, investments in securities included securities valued at $323,795 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(u) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at March 31, 2009.

(v) At March 31, 2009, the cost of securities for federal income tax purposes was approximately $200,941,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                           $5,095,000
     Unrealized depreciation                          (23,547,000)
     ------------------------------------------------------------
     Net unrealized depreciation                     $(18,452,000)
     ------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  31

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                       FAIR VALUE AT MARCH 31, 2009
                        ----------------------------------------------------------
                             LEVEL 1         LEVEL 2
                          QUOTED PRICES       OTHER        LEVEL 3
                            IN ACTIVE      SIGNIFICANT   SIGNIFICANT
                           MARKETS FOR     OBSERVABLE   UNOBSERVABLE
DESCRIPTION             IDENTICAL ASSETS     INPUTS        INPUTS         TOTAL
----------------------------------------------------------------------------------
Investments in
  securities               $21,265,881    $160,017,903   $1,205,060   $182,488,844
Other financial
  instruments*                  (8,406)         (1,851)          --        (10,257)
----------------------------------------------------------------------------------
Total                      $21,257,475    $160,016,052   $1,205,060   $182,478,587
----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures and forwards, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                         INVESTMENTS IN  OTHER FINANCIAL
                                           SECURITIES      INSTRUMENTS
------------------------------------------------------------------------
Balance as of Sept. 30, 2008               $3,279,214        $80,044
  Accrued discounts/premiums                    6,074             --
  Realized gain (loss)                       (383,443)             *
  Change in unrealized appreciation
    (depreciation)                           (898,184)       (80,044)
  Net purchases (sales)                      (497,625)            --
  Transfers in and/or out of Level 3         (300,976)            --
------------------------------------------------------------------------
Balance as of March 31, 2009               $1,205,060            $--
------------------------------------------------------------------------


* The realized gain (loss) earned during the period from Oct. 1, 2008 to March 31, 2009 for Other financial instruments was $533,893.



--------------------------------------------------------------------------------
32  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  33

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
MARCH 31. 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $184,891,138)             $166,438,669
  Affiliated money market fund (identified cost $9,981,117)           9,981,117
  Investments of cash collateral received for securities on loan
    (identified cost $6,069,058)                                      6,069,058
-------------------------------------------------------------------------------
Total investments in securities (identified cost $200,941,313)      182,488,844
Cash                                                                     18,219
Foreign currency holdings (identified cost $41,580)                      37,488
Capital shares receivable                                             1,351,731
Dividends and accrued interest receivable                             2,842,591
Receivable for investment securities sold                             2,560,444
Variation margin receivable on futures contracts                         18,180
Unrealized appreciation on forward foreign currency contracts            89,339
Margin deposits on futures contracts                                    160,200
-------------------------------------------------------------------------------
Total assets                                                        189,567,036
-------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                       181,674
Capital shares payable                                                  274,371
Payable for investment securities purchased                          10,527,505
Payable upon return of securities loaned                              6,069,058
Unrealized depreciation on forward foreign currency contracts            91,190
Accrued investment management services fees                               2,573
Accrued distribution fees                                                66,690
Accrued transfer agency fees                                                694
Accrued administrative services fees                                        328
Accrued plan administration services fees                                     5
Other accrued expenses                                                   95,449
-------------------------------------------------------------------------------
Total liabilities                                                    17,309,537
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $172,257,499
-------------------------------------------------------------------------------
REPRESENTED BY
Capital stock -- $.01 par value                                    $    212,738
Additional paid-in capital                                          204,638,046
Undistributed net investment income                                      62,544
Accumulated net realized gain (loss)                                (14,188,138)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                        (18,467,691)
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $172,257,499
-------------------------------------------------------------------------------
*Including securities on loan, at value                            $ 10,803,774
-------------------------------------------------------------------------------




--------------------------------------------------------------------------------
34  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $145,918,630           18,020,801                       $8.10(1)
Class B                     $ 19,941,019            2,462,440                       $8.10
Class C                     $  6,377,946              788,148                       $8.09
Class R2                    $      4,350                  537                       $8.10
Class R3                    $      4,350                  537                       $8.10
Class R4                    $      6,854                  846                       $8.10
Class R5                    $      4,350                  537                       $8.10
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $8.50. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  35

STATEMENT OF OPERATIONS --------------------------------------------------------


INVESTMENT INCOME
Income:
Dividends                                                          $    123,135
Interest                                                              5,587,914
Income distributions from affiliated money market fund                   45,040
Fee income from securities lending                                       13,135
  Less foreign taxes withheld                                               (35)
-------------------------------------------------------------------------------
Total income                                                          5,769,189
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                     421,937
Distribution fees
  Class A                                                               164,548
  Class B                                                                82,278
  Class C                                                                26,603
  Class R2                                                                   11
  Class R3                                                                    5
Transfer agency fees
  Class A                                                                86,736
  Class B                                                                11,689
  Class C                                                                 3,629
  Class R2                                                                    2
  Class R3                                                                    2
  Class R4                                                                    2
  Class R5                                                                    2
Administrative services fees                                             53,701
Plan administration services fees
  Class R2                                                                    5
  Class R3                                                                    5
  Class R4                                                                    5
Compensation of board members                                             2,598
Custodian fees                                                           85,660
Printing and postage                                                     15,575
Registration fees                                                        48,852
Professional fees                                                        19,721
Other                                                                     6,507
-------------------------------------------------------------------------------
Total expenses                                                        1,030,073
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                          (56,346)
  Earnings and bank fee credits on cash balances                            (59)
-------------------------------------------------------------------------------
Total net expenses                                                      973,668
-------------------------------------------------------------------------------
Investment income (loss) -- net                                       4,795,521

-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
36  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $(13,686,419)
  Foreign currency transactions                                          70,657
  Futures contracts                                                     371,006
  Swap transactions                                                     277,719
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (12,967,037)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                         (2,540,292)
-------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               (15,507,329)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(10,711,808)
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  37

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                     MARCH 31, 2009  SEPT. 30, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $  4,795,521    $  7,791,007
Net realized gain (loss) on investments                                 (12,967,037)       (907,739)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                     (2,540,292)    (15,513,791)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         (10,711,808)     (8,630,523)
---------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (4,179,735)     (6,880,313)
    Class B                                                                (460,162)       (577,183)
    Class C                                                                (148,372)       (174,008)
    Class R2                                                                   (131)            (31)
    Class R3                                                                   (136)            (34)
    Class R4                                                                   (142)            (36)
    Class R5                                                                   (142)            (38)
  Net realized gain
    Class A                                                                (245,703)        (35,621)
    Class B                                                                 (29,726)         (2,941)
    Class C                                                                  (9,677)           (926)
    Class R2                                                                     (8)             --
    Class R3                                                                     (8)             --
    Class R4                                                                     (8)             --
    Class R5                                                                     (8)             --
---------------------------------------------------------------------------------------------------
Total distributions                                                      (5,073,958)     (7,671,131)

---------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
38  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                     MARCH 31, 2009  SEPT. 30, 2008
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       $ 53,521,976    $ 99,306,929
  Class B shares                                                          7,004,500      18,073,295
  Class C shares                                                          2,289,174       4,914,661
  Class R2 shares                                                                --           5,000
  Class R3 shares                                                                --           5,000
  Class R4 shares                                                             2,500           5,000
  Class R5 shares                                                                --           5,000
Reinvestment of distributions at net asset value
  Class A shares                                                          3,497,872       4,436,548
  Class B shares                                                            432,396         535,904
  Class C shares                                                            130,900         147,104
Payments for redemptions
  Class A shares                                                        (45,683,807)    (52,988,460)
  Class B shares                                                         (4,040,980)     (6,061,015)
  Class C shares                                                         (1,322,721)     (1,068,350)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions        15,831,810      67,316,616
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                      46,044      51,014,962
Net assets at beginning of period                                       172,211,455     121,196,493
---------------------------------------------------------------------------------------------------
Net assets at end of period                                            $172,257,499    $172,211,455
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $     62,544    $     55,843
---------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  39

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(m)          2008     2007(b)
Net asset value, beginning of period                 $8.93        $9.84        $9.99
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .25          .46          .18
Net gains (losses) (both realized and
 unrealized)                                          (.82)        (.91)        (.15)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.57)        (.45)         .03
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.24)        (.46)        (.18)
Distributions from realized gains                     (.02)        (.00)(d)       --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.26)        (.46)        (.18)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.10        $8.93        $9.84
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $146         $148         $112
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         1.23%(g)     1.13%        1.27%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     1.16%(g)     1.13%        1.16%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         6.35%(g)     4.83%        5.12%(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                95%(j)      137%(j)       70%
--------------------------------------------------------------------------------------------------------------
Total return(k)                                     (6.17%)(l)   (4.74%)        .40%(l)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(i) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(j) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 70% for the six months ended March 31, 2009 and 82% for the year ended Sept. 30, 2008.
(k) Total return does not reflect payment of a sales charge.
(l) Not annualized.
(m) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
40  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(m)          2008     2007(b)
Net asset value, beginning of period                 $8.93        $9.84        $9.99
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .22          .38          .16
Net gains (losses) (both realized and
 unrealized)                                          (.82)        (.90)        (.15)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.60)        (.52)         .01
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.21)        (.39)        (.16)
Distributions from realized gains                     (.02)        (.00)(d)       --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.23)        (.39)        (.16)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.10        $8.93        $9.84
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $20          $18           $7
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         1.99%(g)     1.90%        2.09%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     1.92%(g)     1.90%        1.92%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         5.62%(g)     4.04%        4.42%(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                95%(j)      137%(j)       70%
--------------------------------------------------------------------------------------------------------------
Total return(k)                                     (6.53%)(l)   (5.47%)        .13%(l)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(i) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(j) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 70% for the six months ended March 31, 2009 and 82% for the year ended Sept. 30, 2008.
(k) Total return does not reflect payment of a sales charge.
(l) Not annualized.
(m) Six months ended March 31, 2009 (Unaudited)

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  41

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(m)          2008     2007(b)
Net asset value, beginning of period                 $8.92        $9.84        $9.99
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .22          .38          .15
Net gains (losses) (both realized and
 unrealized)                                          (.82)        (.91)        (.15)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.60)        (.53)          --
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.21)        (.39)        (.15)
Distributions from realized gains                     (.02)        (.00)(d)       --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.23)        (.39)        (.15)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.09        $8.92        $9.84
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $6           $6           $2
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         1.99%(g)     1.90%        2.06%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     1.91%(g)     1.90%        1.92%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         5.61%(g)     4.06%        4.21%(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                95%(j)      137%(j)       70%
--------------------------------------------------------------------------------------------------------------
Total return(k)                                     (6.54%)(l)   (5.57%)        .10%(l)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(i) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(j) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 70% for the six months ended March 31, 2009 and 82% for the year ended Sept. 30, 2008.
(k) Total return does not reflect payment of a sales charge.
(l) Not annualized.
(m) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
42  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(k)      2008(b)
Net asset value, beginning of period                 $8.93        $9.32
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .24          .08
Net gains (losses) (both realized and
 unrealized)                                          (.81)        (.42)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.57)        (.34)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.24)        (.05)
Distributions from realized gains                     (.02)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.26)        (.05)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.10        $8.93
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.68%(f)     1.63%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.40%(f)     1.63%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         6.11%(f)     4.49%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                95%(i)      137%(i)
--------------------------------------------------------------------------------------------------------------
Total return                                        (6.29%)(j)   (3.64%)(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(i) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 70% for the six months ended March 31, 2009 and 82% for the year ended Sept. 30, 2008.
(j) Not annualized.
(k) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  43

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(k)      2008(b)
Net asset value, beginning of period                 $8.93        $9.32
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .25          .08
Net gains (losses) (both realized and
 unrealized)                                          (.81)        (.41)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.56)        (.33)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.25)        (.06)
Distributions from realized gains                     (.02)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.27)        (.06)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.10        $8.93
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.43%(f)     1.36%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.15%(f)     1.36%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         6.36%(f)     4.75%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                95%(i)      137%(i)
--------------------------------------------------------------------------------------------------------------
Total return                                        (6.17%)(j)   (3.59%)(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(i) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 70% for the six months ended March 31, 2009 and 82% for the year ended Sept. 30, 2008.
(j) Not annualized.
(k) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
44  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(k)      2008(b)
Net asset value, beginning of period                 $8.93        $9.32
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .26          .08
Net gains (losses) (both realized and
 unrealized)                                          (.81)        (.41)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.55)        (.33)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.26)        (.06)
Distributions from realized gains                     (.02)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.28)        (.06)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.10        $8.93
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.18%(f)     1.12%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .90%(f)     1.12%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         6.63%(f)     4.88%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                95%(i)      137%(i)
--------------------------------------------------------------------------------------------------------------
Total return                                        (6.05%)(j)   (3.56%)(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(i) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 70% for the six months ended March 31, 2009 and 82% for the year ended Sept. 30, 2008.
(j) Not annualized.
(k) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  45

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Sept. 30,                     2009(k)      2008(b)
Net asset value, beginning of period                 $8.93        $9.32
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .27          .09
Net gains (losses) (both realized and
 unrealized)                                          (.82)        (.41)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.55)        (.32)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.26)        (.07)
Distributions from realized gains                     (.02)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.28)        (.07)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.10        $8.93
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .92%(f)      .88%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .88%(f)      .88%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         6.65%(f)     5.21%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                95%(i)      137%(i)
--------------------------------------------------------------------------------------------------------------
Total return                                        (6.04%)(j)   (3.51%)(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended March 31, 2009 and for the year ended Sept. 30, 2008.
(i) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 70% for the six months ended March 31, 2009 and 82% for the year ended Sept. 30, 2008.
(j) Not annualized.
(k) Six months ended March 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
46  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO MARCH 31, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Strategic Income Allocation Fund (the Fund) is a series of RiverSource Strategic Allocation Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Strategic Allocation Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in high yield bonds, emerging markets bonds, bank loans, government and corporate bonds, mortgage- and asset-backed securities, Treasury inflation protected securities, international bonds and cash or cash equivalents. A smaller portion of the Fund may be allocated to real estate investment trusts and U.S. and international equity securities.

The Fund offers Class A, Class B, Class C, Class R2, Class R3, Class R4 and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At March 31, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) owned 100% of Class R2, Class R3 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


VALUATION OF SECURITIES
Effective Oct. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock

--------------------------------------------------------------------------------
48  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

ILLIQUID SECURITIES
At March 31, 2009, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at March 31, 2009 was $61,250 representing 0.04% of net assets. Certain illiquid securities may be valued by management at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS AND UNFUNDED LOAN COMMITMENTS Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At March 31, 2009, the Fund has outstanding when-issued securities of $7,846,031 and other forward-commitments of $752,970.

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. These commitments are disclosed in the Portfolio of Investments. At March 31, 2009, the Fund has entered into unfunded loan commitments of $71,971.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each

--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange. The Fund will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At March 31, 2009, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


--------------------------------------------------------------------------------
50  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At March 31, 2009, foreign currency holdings consisted of multiple denominations.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations.

FORWARD SALE COMMITMENTS
The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-

--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. At March 31, 2009, the Fund had no outstanding forward sale commitments.

CREDIT DEFAULT SWAP TRANSACTIONS
The Fund may enter into credit default swap contracts to increase or decrease its credit exposure to an issuer, obligation, portfolio, or index of issuers or obligations, to hedge its exposure on an obligation that it owns or in lieu of selling such obligations. As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If the credit event specified in the contract occurs, the Fund will be required to deliver either the referenced obligation or an equivalent cash amount to the protection seller and in exchange the Fund will receive the notional amount from the seller. The difference between the value of the obligation delivered and the notional amount received will be recorded as a realized gain (loss). As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If the credit event specified in the contract occurs, the Fund will receive the referenced obligation or an equivalent cash amount in exchange for the payment of the notional amount to the protection buyer. The difference between the value of the obligation received and the notional amount paid will be recorded as a realized gain (loss). As a protection seller, the maximum amount of the payment that may be made by the Fund may equal the notional amount at par, of the underlying index or security as a result of the related credit event.

The notional amounts of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of Operations. At March 31, 2009, there were no credit default swap contracts outstanding which had a premium paid or received by the Fund. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.


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Credit default swap contracts can involve greater risks than if a fund had invested in the referenced obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. At March 31, 2009, the Fund had no outstanding credit default swap contracts.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments, passive foreign investment company (PFIC) holdings, re-characterization of REIT distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed

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      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  53

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45" The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At March 31, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of March 31, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.


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54  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

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DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.55% to 0.475% annually as the Fund's assets increase. The management fee for the six months ended March 31, 2009 was 0.55% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase. The fee for the six months ended March 31, 2009 was 0.07% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2009, other expenses paid to this company were $546.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market


--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  55

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at the annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $749,000 and $35,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $139,365 for Class A, $9,434 for Class B and $1,054 for Class C for the six months ended March 31, 2009.


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56  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended March 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A.............................................  1.16%
Class B.............................................  1.92
Class C.............................................  1.91
Class R2............................................  1.40
Class R3............................................  1.15
Class R4............................................  0.90
Class R5............................................  0.88


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $48,284
Class B...........................................    6,035
Class C...........................................    2,008
Class R2..........................................        1
Class R3..........................................        1
Class R4..........................................        1
Class R5..........................................        1


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R2.............................................   $5
Class R3.............................................    5
Class R4.............................................    5




--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  57

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Sept. 30, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class average daily net assets:

Class A.............................................  1.16%
Class B.............................................  1.92
Class C.............................................  1.91
Class R2............................................  1.63
Class R3............................................  1.38
Class R4............................................  1.13
Class R5............................................  0.88


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the six months ended March 31, 2009, the Fund's transfer agency fees were reduced by $59 as a result of bank fee credits from overnight cash balances.

CUSTODIAN FEES
Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. For the period from Oct. 1, 2008 to Dec. 15, 2008, the Fund paid custodian fees amounting to $25,850 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations, but including mortgage dollar rolls) aggregated $165,188,791 and $143,781,596, respectively, for the six months ended March 31, 2009. Realized gains and losses are determined on an identified cost basis.


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58  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                    SIX MONTHS ENDED MARCH 31, 2009
                                    ISSUED FOR
                                    REINVESTED                       NET
                         SOLD     DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class A                6,693,391     441,994     (5,708,766)      1,426,619
Class B                  872,082      54,663       (501,003)        425,742
Class C                  286,105      16,551       (165,180)        137,476
Class R4                     309          --             --             309
--------------------------------------------------------------------------------


                                       YEAR ENDED SEPT. 30, 2008
                                    ISSUED FOR
                                    REINVESTED                       NET
                         SOLD     DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class A               10,398,171     467,582     (5,622,913)      5,242,840
Class B                1,895,173      56,500       (644,207)      1,307,466
Class C                  515,572      15,535       (113,595)        417,512
Class R2*                    537          --             --             537
Class R3*                    537          --             --             537
Class R4*                    537          --             --             537
Class R5*                    537          --             --             537
--------------------------------------------------------------------------------


* For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.

5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The value of such investments, including any uninvested cash collateral balances, are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At March 31, 2009, securities valued at $10,803,774 were on

--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  59

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



loan, secured by U.S. government securities valued at $4,900,204 and by cash collateral of $6,069,058 invested in short-term securities or in cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $13,135 earned from securities lending from Dec. 1, 2008 through March 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, the Investment Manager served as securities lending agent for the Fund under the Securities Lending Agency Agreement. For the period from Oct. 1, 2008 through Nov. 30, 2008, the Fund had no securities on loan.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $89,622,891 and $97,409,385, respectively, for the six months ended March 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at March 31, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for

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60  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended March 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

8. POST-OCTOBER LOSS

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2007 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At Sept. 30, 2008, the Fund had a post-October loss of $11,089 that is treated for income tax purposes as occurring on Oct. 1, 2008.


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      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  61

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.


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62  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

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On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise
Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial

--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  63

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


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64  RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
      RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND -- 2009 SEMIANNUAL REPORT  65

RIVERSOURCE STRATEGIC INCOME ALLOCATION FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2009 RiverSource Investments, LLC.                              S-6288 C (5/09)

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Strategic Allocation Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date June 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date June 2, 2009


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date June 2, 2009